UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

January 31, 2014

1.813040.109

ADIF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
Australia - 2.9%
ALS Ltd.	132,837	$ 928
Ansell Ltd.	250,390	4,197
Australia & New Zealand Banking Group Ltd.	629,890	16,591
BHP Billiton Ltd. sponsored ADR (d)	269,336	17,224
CSL Ltd.	167,531	10,312
Telstra Corp. Ltd.	631,653	2,843
Westfield Group unit	645,269	5,770
TOTAL AUSTRALIA		57,865
Austria - 0.1%
Andritz AG	52,900	2,907
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	2,287,318	13,108
Bailiwick of Jersey - 1.9%
Experian PLC	791,300	13,529
Shire PLC	136,800	6,827
Wolseley PLC	107,958	5,825
WPP PLC	564,224	11,845
TOTAL BAILIWICK OF JERSEY		38,026
Belgium - 2.9%
Anheuser-Busch InBev SA NV	324,231	31,075
KBC Groupe SA	370,977	21,942
UCB SA	54,600	3,865
TOTAL BELGIUM		56,882
Bermuda - 0.2%
Bunge Ltd.	37,100	2,811
Golar LNG Ltd. (NASDAQ)	13,700	486
TOTAL BERMUDA		3,297
Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	176,600	13,029
Canadian Natural Resources Ltd.	189,300	6,207
CGI Group, Inc. Class A (sub. vtg.) (a)	348,400	10,689
Constellation Software, Inc.	29,100	6,253
Entertainment One Ltd. (a)	546,000	2,786
First Quantum Minerals Ltd.	164,100	2,936
Keyera Corp.	16,800	996
Potash Corp. of Saskatchewan, Inc.	214,700	6,732
Suncor Energy, Inc.	265,200	8,713
Tourmaline Oil Corp. (a)	86,300	3,649
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
TransForce, Inc.	92,700	$ 1,986
Valeant Pharmaceuticals International (Canada) (a)	53,700	7,287
TOTAL CANADA		71,263
Cayman Islands - 1.8%
GCL-Poly Energy Holdings Ltd. (a)	12,323,000	4,190
Greatview Aseptic Pack Co. Ltd.	3,658,000	2,026
New Oriental Education & Technology Group, Inc. sponsored ADR	68,300	2,004
PW Medtech Group Ltd. (a)	4,171,000	1,810
Qihoo 360 Technology Co. Ltd. ADR (a)	23,600	2,385
Sands China Ltd.	1,800,400	13,879
Springland International Holdings Ltd.	4,768,000	2,211
Tencent Holdings Ltd.	73,100	5,117
Yingde Gases Group Co. Ltd.	1,943,000	1,712
TOTAL CAYMAN ISLANDS		35,334
Denmark - 2.0%
Genmab A/S (a)	132,800	5,271
Novo Nordisk A/S Series B	849,740	33,661
TOTAL DENMARK		38,932
Finland - 0.3%
Sampo Oyj (A Shares)	113,300	5,264
France - 7.0%
Air Liquide SA	35,000	4,399
Arkema SA	48,400	5,166
Atos Origin SA	48,497	4,244
AXA SA	444,800	11,698
BNP Paribas SA	250,943	19,444
Bureau Veritas SA	277,900	7,232
Cap Gemini SA	97,400	6,643
Edenred SA	121,410	3,393
Kering SA	22,900	4,573
LVMH Moet Hennessy - Louis Vuitton SA	21,454	3,824
Publicis Groupe SA	164,100	14,559
Sanofi SA	403,068	39,408
Schneider Electric SA	72,200	5,832
Tarkett SA (a)	70,786	2,538
Total SA sponsored ADR	68,700	3,928
TOTAL FRANCE		136,881
Common Stocks - continued
	Shares	Value (000s)
Germany - 7.3%
adidas AG	109,200	$ 12,208
BASF AG	206,314	22,130
Bayer AG	270,852	35,759
Brenntag AG	25,200	4,350
Continental AG	30,600	6,593
Deutsche Post AG	135,931	4,706
Fresenius SE & Co. KGaA	98,100	15,301
Gerry Weber International AG (Bearer)	2,000	89
Linde AG	50,347	9,540
OSRAM Licht AG (a)	66,555	3,900
ProSiebenSat.1 Media AG	90,800	4,077
SAP AG	290,113	22,196
Wacker Chemie AG	23,200	2,762
TOTAL GERMANY		143,611
Greece - 0.3%
Jumbo SA (a)	328,000	5,574
Hong Kong - 1.7%
AIA Group Ltd.	4,183,000	19,261
Galaxy Entertainment Group Ltd. (a)	1,538,000	15,115
TOTAL HONG KONG		34,376
India - 1.6%
Apollo Hospitals Enterprise Ltd.	199,507	2,964
HDFC Bank Ltd.	804,283	8,094
Housing Development Finance Corp. Ltd.	581,276	7,491
ITC Ltd.	1,141,123	5,923
Lupin Ltd. (a)	69,383	1,032
Pidilite Industries Ltd.	524,041	2,338
United Spirits Ltd.	97,038	3,827
TOTAL INDIA		31,669
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,107,000	1,440
Ireland - 1.4%
Actavis PLC (a)	28,300	5,348
DCC PLC (United Kingdom)	71,500	3,250
Greencore Group PLC	1,010,800	4,141
Perrigo Co. PLC	52,100	8,110
Ryanair Holdings PLC sponsored ADR (a)	147,800	6,984
TOTAL IRELAND		27,833
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,200	$ 3,535
Italy - 0.8%
UniCredit SpA	1,153,000	8,677
World Duty Free SpA (a)	446,008	6,485
TOTAL ITALY		15,162
Japan - 16.0%
ACOM Co. Ltd. (a)	730,600	2,149
Ain Pharmaciez, Inc.	77,700	3,834
Aozora Bank Ltd.	1,812,000	5,164
Astellas Pharma, Inc.	70,200	4,338
Coca-Cola Central Japan Co. Ltd.	115,000	2,826
Don Quijote Holdings Co. Ltd.	206,600	12,663
Fuji Heavy Industries Ltd.	138,000	3,762
GMO Internet, Inc.	186,700	2,277
Honda Motor Co. Ltd. sponsored ADR (d)	504,806	18,935
Hoya Corp.	613,800	16,962
Japan Exchange Group, Inc.	226,300	5,467
Japan Tobacco, Inc.	686,800	21,201
KDDI Corp.	241,700	13,309
Keyence Corp.	52,900	21,721
Komatsu Ltd.	50,200	1,060
Leopalace21 Corp. (a)	500,100	2,607
Medical System Network Co. Ltd.	514,200	2,631
Mitsubishi Electric Corp.	436,000	4,925
Mitsubishi UFJ Financial Group, Inc.	3,268,900	19,652
Nippon Telegraph & Telephone Corp.	40,000	2,141
Nitori Holdings Co. Ltd.	33,250	3,229
Omron Corp.	151,700	5,998
ORIX Corp.	2,235,700	33,911
Park24 Co. Ltd.	116,100	2,389
Pigeon Corp.	53,400	2,432
Rakuten, Inc.	1,324,600	21,674
Sanix, Inc. (a)(d)	338,800	2,872
Santen Pharmaceutical Co. Ltd.	33,500	1,403
Seven & i Holdings Co., Ltd.	224,200	8,838
SHIMANO, Inc.	63,400	5,648
Shinsei Bank Ltd.	2,733,000	5,525
Ship Healthcare Holdings, Inc.	95,400	3,645
SoftBank Corp.	391,100	28,314
Sumitomo Mitsui Financial Group, Inc.	200,500	9,288
Toshiba Plant Systems & Services Corp.	17,800	263
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tsuruha Holdings, Inc.	46,700	$ 4,369
Yahoo! Japan Corp.	1,192,600	6,733
TOTAL JAPAN		314,155
Kenya - 0.2%
Safaricom Ltd.	31,403,100	3,993
Korea (South) - 1.0%
Hyundai Motor Co.	9,904	2,128
Naver Corp.	19,460	12,154
Orion Corp.	7,649	6,158
TOTAL KOREA (SOUTH)		20,440
Luxembourg - 0.7%
Altice S.A. (a)	87,746	3,382
Eurofins Scientific SA	38,800	9,880
TOTAL LUXEMBOURG		13,262
Marshall Islands - 0.1%
Navigator Holdings Ltd. (a)	98,800	2,251
Mexico - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	282,400	6,004
Netherlands - 2.9%
AEGON NV	2,212,100	19,282
AerCap Holdings NV (a)	63,000	2,343
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	169,600	5,885
LyondellBasell Industries NV Class A	71,600	5,639
Royal DSM NV	74,800	4,956
Unilever NV (Certificaten Van Aandelen) (Bearer)	524,200	19,559
TOTAL NETHERLANDS		57,664
New Zealand - 0.1%
Ryman Healthcare Group Ltd.	388,844	2,484
Norway - 1.1%
BW LPG Ltd. (a)	490,920	5,455
DNB ASA	365,999	6,186
Telenor ASA	459,400	9,528
TOTAL NORWAY		21,169
Singapore - 0.6%
Ezion Holdings Ltd.	1,233,000	2,170
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Global Logistic Properties Ltd.	2,421,000	$ 5,299
United Overseas Bank Ltd.	329,000	5,145
TOTAL SINGAPORE		12,614
South Africa - 1.1%
Nampak Ltd.	1,307,800	4,083
Naspers Ltd. Class N	167,500	17,120
TOTAL SOUTH AFRICA		21,203
Spain - 2.9%
Amadeus IT Holding SA Class A	217,500	8,611
Atresmedia Corporacion de Medios de Comunicacion SA (a)	109,182	2,054
Banco Bilbao Vizcaya Argentaria SA	345,962	4,127
Criteria CaixaCorp SA	1,038,562	6,373
Grifols SA ADR	198,019	7,844
Iberdrola SA	890,877	5,499
Inditex SA	149,351	22,298
TOTAL SPAIN		56,806
Sweden - 2.2%
ASSA ABLOY AB (B Shares)	100,600	5,021
Nordea Bank AB	881,000	11,793
Svenska Cellulosa AB (SCA) (B Shares)	563,700	16,047
Svenska Handelsbanken AB (A Shares)	212,000	10,083
TOTAL SWEDEN		42,944
Switzerland - 5.3%
Actelion Ltd.	47,876	4,499
Compagnie Financiere Richemont SA Series A	113,494	10,534
Nestle SA	372,149	26,970
Roche Holding AG (participation certificate)	49,497	13,580
SGS SA (Reg.)	1,000	2,264
Syngenta AG (Switzerland)	53,685	18,979
UBS AG	1,389,224	27,554
TOTAL SWITZERLAND		104,380
Taiwan - 0.5%
Pacific Hospital Supply Co. Ltd.	338,000	978
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	571,600	9,671
TOTAL TAIWAN		10,649
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 17.2%
Alabama Noor Hospitals Group PLC (a)	209,300	$ 2,894
Associated British Foods PLC	138,400	6,177
Barclays PLC	3,586,500	16,011
BG Group PLC	897,669	15,081
British American Tobacco PLC sponsored ADR	161,400	15,493
BT Group PLC	1,807,400	11,381
Bunzl PLC	89,200	2,035
Compass Group PLC	430,100	6,438
Dechra Pharmaceuticals PLC	360,400	4,156
Diploma PLC	350,900	4,009
Domino's Pizza UK & IRL PLC	354,200	3,077
Dunelm Group PLC	343,700	5,212
easyJet PLC	192,200	5,194
Filtrona PLC	706,200	9,630
GlaxoSmithKline PLC	380,100	9,770
Hikma Pharmaceuticals PLC	238,987	4,718
HSBC Holdings PLC sponsored ADR	482,097	24,823
IMI PLC	216,800	5,335
InterContinental Hotel Group PLC	189,480	6,126
ITV PLC	1,219,600	3,940
Jazztel PLC (a)	190,900	2,348
Johnson Matthey PLC	111,500	5,922
Kingfisher PLC	1,982,200	12,044
Liberty Global PLC Class A (a)	24,400	1,950
Lloyds Banking Group PLC (a)	8,717,100	11,888
Meggitt PLC	504,800	4,278
Next PLC	229,000	23,528
Prudential PLC	1,031,522	20,765
Reckitt Benckiser Group PLC	167,313	12,550
Reed Elsevier PLC	280,300	4,087
Rolls-Royce Group PLC	726,000	14,167
Royal Dutch Shell PLC Class A (United Kingdom)	1,145	40
SABMiller PLC	99,100	4,464
Spectris PLC	111,800	4,084
St. James's Place Capital PLC	897,100	11,356
Standard Chartered PLC (United Kingdom)	512,666	10,450
Travis Perkins PLC	220,300	6,298
Vodafone Group PLC sponsored ADR	512,300	18,986
Whitbread PLC	116,872	7,207
TOTAL UNITED KINGDOM		337,912
Common Stocks - continued
	Shares	Value (000s)
United States of America - 7.2%
AbbVie, Inc.	224,800	$ 11,067
Accuray, Inc. (a)(d)	537,600	5,725
Alexion Pharmaceuticals, Inc. (a)	51,700	8,206
Amgen, Inc.	41,600	4,948
Boston Scientific Corp. (a)	150,500	2,036
Celldex Therapeutics, Inc. (a)	41,800	1,078
Citigroup, Inc.	37,500	1,779
Fidelity National Information Services, Inc.	63,300	3,209
FMC Corp.	26,500	1,872
Gilead Sciences, Inc. (a)	157,400	12,694
Google, Inc. Class A (a)	8,395	9,914
Las Vegas Sands Corp.	177,200	13,559
MasterCard, Inc. Class A	161,400	12,215
McGraw-Hill Companies, Inc.	148,500	11,292
Mondelez International, Inc.	116,400	3,812
Monsanto Co.	44,600	4,752
Noble Energy, Inc.	151,200	9,424
PriceSmart, Inc.	19,800	1,800
The Blackstone Group LP	78,400	2,568
Time Warner, Inc.	63,900	4,015
Twenty-First Century Fox, Inc. Class B	145,700	4,552
Visa, Inc. Class A	54,900	11,827
TOTAL UNITED STATES OF AMERICA		142,344
TOTAL COMMON STOCKS (Cost $1,468,315)		1,893,233
Preferred Stocks - 2.5%

Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc. Series C (h)	60,264	487
Nonconvertible Preferred Stocks - 2.5%
Brazil - 0.4%
Petroleo Brasileiro SA - Petrobras sponsored ADR	283,800	3,181
TIM Participacoes SA sponsored ADR	125,400	3,264
TOTAL BRAZIL		6,445
Germany - 2.1%
Henkel AG & Co. KGaA	131,700	14,277
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Germany - continued
Sartorius AG (non-vtg.)	39,600	$ 5,258
Volkswagen AG	87,800	22,268
TOTAL GERMANY		41,803
TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,248
TOTAL PREFERRED STOCKS (Cost $35,451)		48,735
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.07% 2/6/14 to 2/27/14 (g) (Cost $740)	$ 740	740
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $2,488)	1,620	2,546
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	32,462,926	32,463
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	25,484,220	25,484
TOTAL MONEY MARKET FUNDS (Cost $57,947)		57,947
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,564,941)		2,003,201
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(34,544)
NET ASSETS - 100%		$ 1,968,657
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
182 CME Nikkei 225 Index Contracts (Japan)	March 2014	$ 13,318	$ (879)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,546,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $675,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $487,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	76
Total	$ 83
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 344,357	$ 288,640	$ 55,230	$ 487
Consumer Staples	234,244	94,601	139,643	-
Energy	61,581	59,371	2,210	-
Financials	429,317	196,097	233,220	-
Health Care	305,888	173,773	132,115	-
Industrials	135,698	123,261	12,437	-
Information Technology	187,093	99,052	88,041	-
Materials	132,798	111,481	21,317	-
Telecommunication Services	105,493	47,505	57,988	-
Utilities	5,499	5,499	-	-
Government Obligations	740	-	740	-
Preferred Securities	2,546	-	2,546	-
Money Market Funds	57,947	57,947	-	-
Total Investments in Securities:	$ 2,003,201	$ 1,257,227	$ 745,487	$ 487
Derivative Instruments:
Liabilities
Futures Contracts	$ (879)	$ (879)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 116,689
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $1,591,741,000. Net unrealized appreciation aggregated $411,460,000, of which $458,131,000 related to appreciated investment securities and $46,671,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813062.109

AEA-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 0.4%
Boart Longyear Ltd.	425,125	$ 174,774
Fortescue Metals Group Ltd.	122,212	566,875
Karoon Gas Australia Ltd. (a)	89,527	251,411
TOTAL AUSTRALIA		993,060
Bermuda - 1.9%
Cafe de Coral Holdings Ltd.	206,000	631,495
CSI Properties Ltd.	12,830,000	479,237
Great Eagle Holdings Ltd.	492,000	1,612,793
Hongkong Land Holdings Ltd.	245,000	1,474,765
Luk Fook Holdings International Ltd.	87,000	281,827
Oriental Watch Holdings Ltd.	1,280,000	328,087
Yue Yuen Industrial (Holdings) Ltd.	198,000	612,071
TOTAL BERMUDA		5,420,275
Cayman Islands - 11.3%
Baidu.com, Inc. sponsored ADR (a)	3,700	579,050
Baoxin Auto Group Ltd.	537,000	449,587
Bloomage BioTechnology Corp. Ltd.	2,500	6,746
Bonjour Holdings Ltd.	1,392,000	274,319
China Lodging Group Ltd. ADR (a)	30,400	825,360
China Resources Cement Holdings Ltd.	1,525,972	1,043,679
China Sanjiang Fine Chemicals Ltd.	1,210,000	570,417
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	2,417,000	740,934
Cimc Enric Holdings Ltd.	268,000	430,799
E-Commerce China Dangdang, Inc. ADR (a)	28,600	269,698
GCL-Poly Energy Holdings Ltd. (a)(d)	5,102,000	1,734,882
Ginko International Co. Ltd.	9,000	166,329
Greatview Aseptic Pack Co. Ltd.	704,000	389,912
Greentown China Holdings Ltd.	276,500	396,740
Hengan International Group Co. Ltd.	143,000	1,544,418
Hilong Holding Ltd.	682,000	521,791
Hosa International Ltd.	1,420,000	384,090
Ju Teng International Holdings Ltd.	938,000	624,625
KWG Property Holding Ltd.	2,754,500	1,433,342
Lee & Man Paper Manufacturing Ltd.	2,031,000	1,362,929
Lifestyle International Holdings Ltd.	827,500	1,483,655
MGM China Holdings Ltd.	197,200	779,778
Silicon Motion Technology Corp. sponsored ADR	16,600	279,378
Sino Biopharmaceutical Ltd.	664,000	562,755
SOHO China Ltd.	729,500	580,683
SouFun Holdings Ltd. ADR	5,300	431,367
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Springland International Holdings Ltd.	4,310,000	$ 1,998,506
SPT Energy Group, Inc.	1,284,000	878,183
Tencent Holdings Ltd.	127,700	8,939,559
Value Partners Group Ltd.	939,000	610,777
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	40,100	1,399,490
Yingde Gases Group Co. Ltd.	432,500	381,038
Zhen Ding Technology Holding Ltd.	173,400	432,497
TOTAL CAYMAN ISLANDS		32,507,313
China - 15.2%
Aluminum Corp. of China Ltd. (H Shares) (a)	2,898,000	1,030,996
Angang Steel Co. Ltd. (H Shares) (a)	2,190,000	1,393,467
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	2,148,000	1,405,477
China Communications Construction Co. Ltd. (H Shares)	1,957,000	1,426,701
China Construction Bank Corp. (H Shares)	10,065,000	6,987,603
China Life Insurance Co. Ltd. (H Shares)	1,108,000	3,015,827
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,215,000	1,461,668
China Merchants Bank Co. Ltd. (H Shares)	1,168,500	2,064,945
China Minsheng Banking Corp. Ltd. (H Shares)	1,642,000	1,617,932
China Pacific Insurance Group Co. Ltd. (H Shares)	818,200	2,982,439
China Petroleum & Chemical Corp. (H Shares)	4,728,000	3,734,620
China Railway Construction Corp. Ltd. (H Shares)	1,292,500	1,080,441
China Railway Group Ltd. (H Shares)	2,789,000	1,239,348
China Suntien Green Energy Corp. Ltd. (H Shares)	2,793,000	1,205,151
CSR Corp. Ltd. (H Shares)	2,273,000	1,657,073
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	129,000	216,667
Guangzhou R&F Properties Co. Ltd. (H Shares)	561,200	744,527
Harbin Power Equipment Co. Ltd. (H Shares)	1,278,000	709,470
Huadian Power International Corp. Ltd. (H Shares)	2,540,000	1,059,996
Industrial & Commercial Bank of China Ltd. (H Shares)	4,072,000	2,522,775
Maanshan Iron & Steel Ltd. (H Shares) (a)	4,322,000	1,052,137
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	424,500	3,439,173
Sinotrans Ltd. (H Shares)	2,088,000	863,299
Weichai Power Co. Ltd. (H Shares)	257,000	979,829
TOTAL CHINA		43,891,561
Hong Kong - 10.0%
AIA Group Ltd.	1,546,800	7,122,556
Champion (REIT)	2,591,000	1,101,304
China Power International Development Ltd.	1,185,000	398,368
CNOOC Ltd.	2,390,000	3,712,420
Dah Chong Hong Holdings Ltd.	1,613,000	949,459
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Dah Sing Banking Group Ltd.	318,400	$ 461,782
Dah Sing Financial Holdings Ltd.	125,200	601,504
Far East Horizon Ltd.	1,279,000	922,538
Fosun International Ltd.	608,500	656,796
Galaxy Entertainment Group Ltd. (a)	308,000	3,026,920
HKT Trust/HKT Ltd. unit	1,598,000	1,533,411
Hysan Development Co. Ltd.	455,000	1,799,183
Magnificent Estates Ltd.	2,296,000	106,463
Melco International Development Ltd.	220,000	800,510
Singamas Container Holdings Ltd.	2,242,000	508,246
SinoMedia Holding Ltd.	331,000	228,943
Techtronic Industries Co. Ltd.	115,500	298,279
Vitasoy International Holdings Ltd.	768,000	1,068,343
Wharf Holdings Ltd.	239,000	1,631,546
Wheelock and Co. Ltd.	504,000	2,051,367
TOTAL HONG KONG		28,979,938
India - 9.6%
Apollo Tyres Ltd.	326,034	590,522
Axis Bank Ltd.	48,432	867,978
Balkrishna Industries Ltd. (a)	8,874	46,301
Bank of Baroda	79,903	699,033
Bharat Heavy Electricals Ltd.	651,921	1,796,388
Bharti Infratel Ltd. (a)	223,420	615,175
Britannia Industries Ltd.	54,828	772,086
CESC Ltd. GDR (a)	60,791	425,773
Cox & Kings India Ltd.	192,354	428,594
HCL Infosystems Ltd. (a)	349,952	132,739
HCL Technologies Ltd.	58,939	1,374,734
Hexaware Technologies Ltd.	161,586	348,224
Hindustan Petroleum Corp. Ltd.	325,006	1,264,776
Housing Development Finance Corp. Ltd.	247,950	3,195,334
IL&FS Transportation Networks Ltd.	22,849	42,315
Lupin Ltd. (a)	45,369	674,579
McLeod Russel India Ltd.	133,829	548,053
MindTree Consulting Ltd.	51,453	1,172,552
Mphasis BFL Ltd.	35,444	209,259
MRF Ltd.	1,466	453,875
NIIT Technologies Ltd.	49,772	320,851
NTPC Ltd.	898,603	1,815,459
Power Finance Corp. Ltd.	161,777	350,623
Redington India Ltd.	32,536	33,889
Common Stocks - continued
	Shares	Value
India - continued
Reliance Infrastructure Ltd. (a)	57,013	$ 338,800
Shriram City Union Finance Ltd.	36,646	569,281
Sintex Industries Ltd.	243,221	134,175
Sun Pharmaceutical Industries Ltd.	162,291	1,524,654
Tata Consultancy Services Ltd.	90,185	3,221,757
Tata Motors Ltd.	232,162	1,291,223
The Jammu & Kashmir Bank Ltd.	40,572	897,409
Upl Ltd.	300,884	908,308
Yes Bank Ltd.	122,951	604,288
Zydus Wellness Ltd.	7,868	64,389
TOTAL INDIA		27,733,396
Indonesia - 2.6%
PT Bank Rakyat Indonesia Tbk	4,167,600	2,848,055
PT BISI International Tbk	1,820,000	78,748
PT Express Transindo Utama Tbk	2,959,500	425,393
PT Indocement Tunggal Prakarsa Tbk	331,500	608,697
PT Indofood Sukses Makmur Tbk	1,557,900	890,584
PT Telkomunikasi Indonesia Tbk Series B	12,998,200	2,410,330
PT Tempo Scan Pacific Tbk	1,031,100	245,195
TOTAL INDONESIA		7,507,002
Japan - 0.4%
Fuji Media Holdings, Inc.	35,800	669,348
Suzuki Motor Corp.	17,800	461,409
TOTAL JAPAN		1,130,757
Korea (South) - 19.4%
CJ O Shopping Co. Ltd.	1,804	669,083
Daesang Corp.	16,080	521,578
Daewoo International Corp.	52,720	1,987,954
DGB Financial Group Co. Ltd.	147,140	2,255,468
E1 Corp.	2,307	142,087
Fila Korea Ltd.	2,285	176,137
Hana Financial Group, Inc.	62,180	2,329,005
Hanwha Corp.	23,620	786,800
Hotel Shilla Co.	8,350	593,585
Hy-Lok Corp.	23,894	589,194
Hyosung Corp.	8,292	512,704
Hyundai Hysco Co. Ltd.	9,962	355,683
Hyundai Industrial Development & Construction Co.	25,140	561,085
Hyundai Motor Co.	25,167	5,406,513
Hyundai Steel Co.	29,640	2,066,441
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Interpark Corp.	24,888	$ 314,031
InterPark INT Corp.	1,470	10,468
KB Financial Group, Inc.	91,030	3,094,288
Kia Motors Corp.	56,597	2,795,183
Kolon Industries, Inc.	7,422	343,629
Korea Plant Service & Engineering Co. Ltd.	12,186	630,280
Korean Reinsurance Co.	44,850	466,535
LG Hausys Ltd.	1,357	195,130
Lotte Chemical Corp.	4,502	863,152
Naver Corp.	5,536	3,457,562
POSCO	14,078	3,874,019
Samsung Electronics Co. Ltd.	13,711	16,072,108
SBS Contents Hub Co. Ltd.	10,464	147,842
Shinhan Financial Group Co. Ltd.	91,240	3,811,344
Sung Kwang Bend Co. Ltd.	13,738	288,261
Tong Yang Life Insurance Co. Ltd.	71,410	715,591
TOTAL KOREA (SOUTH)		56,032,740
Malaysia - 3.9%
British American Tobacco (Malaysia) Bhd	41,400	752,644
Bursa Malaysia Bhd	166,200	386,926
Glomac Bhd	1,099,500	359,892
Malayan Banking Bhd	782,206	2,253,573
Malaysian Plantations Bhd	756,000	1,051,081
Media Prima Bhd	410,900	293,482
SapuraKencana Petroleum Bhd (a)	853,900	1,118,757
Tenaga Nasional Bhd	911,400	3,213,093
YTL Corp. Bhd	4,139,600	1,901,628
TOTAL MALAYSIA		11,331,076
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	126,294	887,303
Philippines - 1.0%
Alliance Global Group, Inc.	1,263,100	754,380
Holcim Philippines, Inc.	100,600	31,039
Philippine National Bank (a)	18,240	34,088
Philippine National Bank rights (a)	2,736	832
Security Bank Corp.	715,266	1,797,032
Vista Land & Lifescapes, Inc.	2,144,600	245,772
TOTAL PHILIPPINES		2,863,143
Common Stocks - continued
	Shares	Value
Singapore - 4.8%
Ezion Holdings Ltd.	254,000	$ 447,003
Keppel Corp. Ltd.	381,000	3,102,721
Mapletree Industrial (REIT)	1,198,826	1,227,857
Singapore Telecommunications Ltd.	1,308,000	3,608,533
United Overseas Bank Ltd.	231,000	3,612,101
Wing Tai Holdings Ltd.	758,000	1,026,715
Yanlord Land Group Ltd.	816,000	714,556
TOTAL SINGAPORE		13,739,486
Taiwan - 11.4%
Advantech Co. Ltd.	49,000	305,594
Catcher Technology Co. Ltd.	288,000	1,907,994
Cleanaway Co. Ltd.	25,000	152,746
Compal Electronics, Inc.	827,000	614,033
ECLAT Textile Co. Ltd.	46,840	511,330
Fubon Financial Holding Co. Ltd.	2,061,000	2,903,980
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,841,000	5,136,635
HTC Corp.	145,000	649,424
King Slide Works Co. Ltd.	23,000	250,947
MediaTek, Inc.	243,000	3,234,386
PChome Online, Inc.	143,000	990,642
Shin Kong Financial Holding Co. Ltd.	3,588,000	1,200,140
Sinopac Holdings Co.	4,074,178	1,895,935
Taishin Financial Holdings Co. Ltd.	4,755,757	2,242,505
Taiwan Semiconductor Manufacturing Co. Ltd.	2,964,393	10,195,135
Tongtai Machine & Tool Co. Ltd.	146,000	144,016
Vanguard International Semiconductor Corp.	616,000	673,215
TOTAL TAIWAN		33,008,657
Thailand - 4.1%
Charoen Pokphand Foods PCL (For. Reg.)	1,045,700	901,383
Delta Electronics PCL (For. Reg.)	1,080,400	1,731,418
Kasikornbank PCL (For. Reg.)	340,100	1,749,845
Preuksa Real Estate PCL (For. Reg.)	2,760,300	1,476,299
Quality Houses PCL	6,167,600	480,106
Shin Corp. PLC:
(For. Reg.)	22,800	48,656
NVDR	821,500	1,753,123
Thai Beverage PCL	3,529,000	1,513,345
Thai Union Frozen Products PCL (For. Reg.)	192,700	406,940
Common Stocks - continued
	Shares	Value
Thailand - continued
Total Access Communication PCL NVDR	499,200	$ 1,447,874
Toyo-Thai Corp. PCL	360,300	350,835
TOTAL THAILAND		11,859,824
United States of America - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	19,900	1,928,708
Las Vegas Sands Corp.	24,100	1,844,132
TOTAL UNITED STATES OF AMERICA		3,772,840
TOTAL COMMON STOCKS (Cost $258,352,349)		281,658,371
Money Market Funds - 0.6%

Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $1,800,000)	1,800,000	1,800,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $260,152,349)		283,458,371
NET OTHER ASSETS (LIABILITIES) - 1.8%		5,233,553
NET ASSETS - 100%		$ 288,691,924
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,423
Fidelity Securities Lending Cash Central Fund	1,755
Total	$ 3,178
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,490,462	$ 15,789,846	$ 14,700,616	$ -
Consumer Staples	9,062,511	2,612,761	6,449,750	-
Energy	14,762,349	3,346,059	11,416,290	-
Financials	93,018,805	43,241,638	49,777,167	-
Health Care	4,573,002	1,962,245	2,610,757	-
Industrials	20,475,800	9,649,586	10,826,214	-
Information Technology	66,890,527	14,517,569	52,372,958	-
Materials	18,805,464	6,888,160	11,917,304	-
Telecommunication Services	11,417,102	1,533,411	9,883,691	-
Utilities	12,162,349	4,325,509	7,836,840	-
Money Market Funds	1,800,000	1,800,000	-	-
Total Investments in Securities:	$ 283,458,371	$ 105,666,784	$ 177,791,587	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 131,427,781
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $260,415,906. Net unrealized appreciation aggregated $23,042,465, of which $41,066,041 related to appreciated investment securities and $18,023,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

January 31, 2014

1.813064.109

FAEM-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Bailiwick of Jersey - 0.8%
Experian PLC	80,900	$ 1,383,112
WPP PLC	73,600	1,545,056
TOTAL BAILIWICK OF JERSEY		2,928,168
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	1,296,000	1,986,450
Credicorp Ltd.	19,914	2,627,055
TOTAL BERMUDA		4,613,505
Brazil - 6.5%
Anhanguera Educacional Participacoes SA	297,400	1,565,101
BB Seguridade Participacoes SA	217,600	2,046,833
CCR SA	307,900	1,982,706
Cielo SA	101,780	2,709,353
Estacio Participacoes SA	194,600	1,508,740
Iguatemi Empresa de Shopping Centers SA	184,900	1,535,438
Kroton Educacional SA	101,500	1,551,153
Localiza Rent A Car SA	121,805	1,539,440
Multiplan Empreendimentos Imobiliarios SA	84,608	1,528,957
Odontoprev SA	417,100	1,555,537
Qualicorp SA (a)	190,900	1,620,860
Souza Cruz SA	218,300	1,911,397
Ultrapar Participacoes SA	103,600	2,288,151
Weg SA	129,450	1,469,773
TOTAL BRAZIL		24,813,439
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	40,400	1,505,708
Cayman Islands - 8.8%
51job, Inc. sponsored ADR (a)	20,445	1,492,689
Baidu.com, Inc. sponsored ADR (a)	9,983	1,562,340
Baoxin Auto Group Ltd.	1,634,000	1,368,016
Biostime International Holdings Ltd.	51,000	439,134
Bitauto Holdings Ltd. ADR (a)	44,655	1,368,676
Cimc Enric Holdings Ltd.	1,062,000	1,707,123
ENN Energy Holdings Ltd.	364,000	2,360,622
Eurasia Drilling Co. Ltd. GDR (Reg. S)	48,163	1,666,440
Ginko International Co. Ltd.	37,000	683,797
Greatview Aseptic Pack Co. Ltd.	2,706,000	1,498,725
Haitian International Holdings Ltd.	680,000	1,474,948
Hilong Holding Ltd.	853,000	652,621
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
New Oriental Education & Technology Group, Inc. sponsored ADR	52,500	$ 1,540,350
Sands China Ltd.	190,800	1,470,849
Shenzhou International Group Holdings Ltd.	488,000	1,681,393
Sino Biopharmaceutical Ltd.	1,152,000	976,347
SouFun Holdings Ltd. ADR	20,297	1,651,973
Tencent Holdings Ltd.	126,200	8,834,553
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	32,702	1,141,300
TOTAL CAYMAN ISLANDS		33,571,896
China - 2.5%
China Pacific Insurance Group Co. Ltd. (H Shares)	743,000	2,708,326
PICC Property & Casualty Co. Ltd. (H Shares)	1,328,500	1,796,704
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	416,000	3,370,308
TravelSky Technology Ltd. (H Shares)	1,664,000	1,746,773
TOTAL CHINA		9,622,111
Colombia - 0.8%
Cemex Latam Holdings SA (a)	176,926	1,184,816
Grupo de Inversiones Suramerica SA	113,820	1,733,335
TOTAL COLOMBIA		2,918,151
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	40,000	1,586,800
Finland - 0.4%
Kone Oyj (B Shares) (d)	34,400	1,401,137
France - 1.2%
Bureau Veritas SA	51,700	1,345,398
LVMH Moet Hennessy - Louis Vuitton SA	9,198	1,639,366
Pernod Ricard SA	13,700	1,471,523
TOTAL FRANCE		4,456,287
Greece - 1.2%
Folli Follie SA (a)	52,800	1,591,574
Greek Organization of Football Prognostics SA	121,400	1,563,642
Jumbo SA (a)	95,300	1,619,492
TOTAL GREECE		4,774,708
Hong Kong - 1.0%
AIA Group Ltd.	348,600	1,605,200
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Far East Horizon Ltd.	882,000	$ 636,183
Galaxy Entertainment Group Ltd. (a)	167,000	1,641,220
TOTAL HONG KONG		3,882,603
India - 10.6%
Axis Bank Ltd.	89,978	1,612,549
Bajaj Auto Ltd.	60,192	1,824,817
Grasim Industries Ltd. sponsored GDR	5,133	209,632
HCL Technologies Ltd.	89,584	2,089,520
HDFC Bank Ltd.	299,525	3,014,168
Housing Development Finance Corp. Ltd.	286,256	3,688,984
Infosys Ltd.	73,609	4,331,872
ITC Ltd.	565,319	2,934,336
Larsen & Toubro Ltd.	131,466	2,067,180
Lupin Ltd. (a)	98,895	1,470,443
Mahindra & Mahindra Ltd.	136,168	1,934,794
Mundra Port and SEZ Ltd.	687,816	1,611,638
Sun Pharmaceutical Industries Ltd.	232,235	2,181,748
Sun TV Ltd.	279,550	1,605,038
Tata Consultancy Services Ltd.	98,745	3,527,554
Tata Motors Ltd.	344,277	1,914,777
Titan Co. Ltd.	465,207	1,663,632
Yes Bank Ltd.	282,502	1,388,459
Zee Entertainment Enterprises Ltd.	366,050	1,555,512
TOTAL INDIA		40,626,653
Indonesia - 4.5%
PT ACE Hardware Indonesia Tbk	29,070,500	1,797,318
PT Bank Central Asia Tbk	2,998,500	2,433,800
PT Bank Rakyat Indonesia Tbk	3,931,500	2,686,709
PT Global Mediacom Tbk	10,729,000	1,620,831
PT Indocement Tunggal Prakarsa Tbk	1,072,500	1,969,313
PT Jasa Marga Tbk	3,559,900	1,501,324
PT Kalbe Farma Tbk	14,820,500	1,702,230
PT Semen Gresik (Persero) Tbk	1,665,500	1,934,940
PT Surya Citra Media Tbk	6,667,000	1,446,383
TOTAL INDONESIA		17,092,848
Italy - 0.5%
Pirelli & C. S.p.A.	14,800	238,731
Prada SpA	212,300	1,557,290
TOTAL ITALY		1,796,021
Common Stocks - continued
	Shares	Value
Japan - 0.3%
Japan Tobacco, Inc.	42,400	$ 1,308,865
Kenya - 0.5%
Safaricom Ltd.	13,609,400	1,730,675
Korea (South) - 8.3%
Hyundai Mobis	12,548	3,557,425
Hyundai Motor Co.	25,795	5,541,423
Hyundai Wia Corp.	9,779	1,444,129
LG Home Shopping, Inc.	4,525	1,154,386
Naver Corp.	4,512	2,818,013
Samsung Electronics Co. Ltd.	14,591	17,103,648
TOTAL KOREA (SOUTH)		31,619,024
Luxembourg - 0.4%
Brait SA	381,055	1,646,443
Malaysia - 0.5%
Public Bank Bhd	362,100	2,066,869
Mexico - 5.8%
Banregio Grupo Financiero S.A.B. de CV	263,666	1,442,928
El Puerto de Liverpool S.A.B. de CV Class C	109,638	1,150,322
Fomento Economico Mexicano S.A.B. de CV unit	372,300	3,373,360
Gruma S.A.B. de CV Series B (a)	202,000	1,642,402
Grupo Aeroportuario del Pacifico SA de CV Series B	307,921	1,670,150
Grupo Aeroportuario del Sureste SA de CV Series B	151,700	1,711,077
Grupo Financiero Banorte S.A.B. de CV Series O	476,400	3,007,155
Grupo Mexico SA de CV Series B	822,479	2,662,264
Grupo Televisa SA de CV	522,800	3,042,044
Megacable Holdings S.A.B. de CV unit	354,284	1,278,167
Mexichem S.A.B. de CV	325,261	1,129,439
TOTAL MEXICO		22,109,308
Netherlands - 0.4%
Yandex NV (a)	36,893	1,355,818
Nigeria - 0.9%
Dangote Cement PLC	1,017,266	1,466,487
Guaranty Trust Bank PLC GDR (Reg. S)	223,954	1,892,411
TOTAL NIGERIA		3,358,898
Panama - 0.4%
Copa Holdings SA Class A	12,952	1,692,826
Philippines - 4.0%
Alliance Global Group, Inc.	3,046,200	1,819,328
Common Stocks - continued
	Shares	Value
Philippines - continued
Ayala Corp.	126,530	$ 1,461,195
DMCI Holdings, Inc.	1,234,020	1,626,323
GT Capital Holdings, Inc.	77,800	1,269,662
LT Group, Inc.	4,229,300	1,715,022
Metropolitan Bank & Trust Co.	995,413	1,667,248
Security Bank Corp.	731,160	1,836,964
SM Investments Corp.	120,796	1,875,499
SM Prime Holdings, Inc.	5,381,200	1,840,578
TOTAL PHILIPPINES		15,111,819
Russia - 3.2%
Magnit OJSC GDR (Reg. S)	61,966	3,268,707
NOVATEK OAO GDR (Reg. S)	21,686	2,647,861
Sberbank (Savings Bank of the Russian Federation)	1,724,500	4,648,354
Sistema JSFC	1,524,300	1,798,648
TOTAL RUSSIA		12,363,570
South Africa - 7.4%
Aspen Pharmacare Holdings Ltd.	105,593	2,383,267
Bidvest Group Ltd.	92,500	2,057,202
Capitec Bank Holdings Ltd.	64,857	1,100,261
Clicks Group Ltd.	275,260	1,406,584
Discovery Holdings Ltd.	251,389	1,696,816
Imperial Holdings Ltd.	104,236	1,730,778
Life Healthcare Group Holdings Ltd.	627,193	2,003,247
Mr Price Group Ltd.	147,800	1,825,237
MTN Group Ltd.	245,800	4,368,721
Nampak Ltd.	577,843	1,804,020
Naspers Ltd. Class N	55,100	5,631,590
Shoprite Holdings Ltd.	173,515	2,228,375
Wilson Bayly Holmes-Ovcon Ltd.	2,260	29,944
TOTAL SOUTH AFRICA		28,266,042
Sweden - 0.7%
Atlas Copco AB (A Shares)	54,300	1,475,318
Investment AB Kinnevik (B Shares)	33,100	1,299,466
TOTAL SWEDEN		2,774,784
Switzerland - 2.0%
Compagnie Financiere Richemont SA Series A	17,031	1,580,719
Schindler Holding AG (Reg.)	11,260	1,655,499
SGS SA (Reg.)	600	1,358,628
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG (Bearer)	2,560	$ 1,526,146
Syngenta AG (Switzerland)	4,166	1,472,815
TOTAL SWITZERLAND		7,593,807
Taiwan - 3.5%
Giant Manufacturing Co. Ltd.	42,000	264,889
Merida Industry Co. Ltd.	217,000	1,337,873
St.Shine Optical Co. Ltd.	45,000	1,160,373
Taiwan Semiconductor Manufacturing Co. Ltd.	3,065,000	10,541,142
TOTAL TAIWAN		13,304,277
Thailand - 2.6%
Airports of Thailand PCL (For. Reg.)	324,600	1,683,775
Bangkok Dusit Medical Service PCL (For. Reg.)	349,000	1,246,042
BEC World PCL (For. Reg.)	1,092,100	1,542,739
Central Pattana PCL (For. Reg.)	1,248,700	1,418,911
Kasikornbank PCL (For. Reg.)	501,000	2,577,690
Minor International PCL (For. Reg.)	2,366,400	1,490,994
TOTAL THAILAND		9,960,151
Togo - 0.4%
Ecobank Transnational, Inc.	16,530,029	1,493,861
Turkey - 2.0%
Anadolu Hayat Sigorta AS	435,037	962,216
Coca-Cola Icecek A/S	84,050	1,758,633
Enka Insaat ve Sanayi A/S	634,888	1,808,670
TAV Havalimanlari Holding A/S	245,000	1,837,012
Tofas Turk Otomobil Fabrikasi A/S	304,538	1,427,985
TOTAL TURKEY		7,794,516
United Arab Emirates - 0.3%
First Gulf Bank PJSC	220,219	1,199,123
United Kingdom - 4.4%
Aberdeen Asset Management PLC	248,077	1,593,736
British American Tobacco PLC (United Kingdom)	32,100	1,531,739
Burberry Group PLC	65,068	1,548,857
Diageo PLC	52,572	1,559,087
InterContinental Hotel Group PLC	47,662	1,540,880
Intertek Group PLC	31,100	1,447,868
Johnson Matthey PLC	25,882	1,374,707
Meggitt PLC	161,400	1,367,753
Mondi PLC	106,488	1,615,763
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	77,401	$ 1,558,095
Rolls-Royce Group PLC	81,565	1,591,585
TOTAL UNITED KINGDOM		16,730,070
United States of America - 3.7%
Colgate-Palmolive Co.	26,272	1,608,635
FMC Corp.	22,637	1,598,851
Google, Inc. Class A (a)	1,400	1,653,358
Kansas City Southern	15,420	1,628,198
MasterCard, Inc. Class A	21,000	1,589,280
Mead Johnson Nutrition Co. Class A	20,030	1,540,107
Philip Morris International, Inc.	19,053	1,488,801
Visa, Inc. Class A	7,200	1,551,096
Yahoo!, Inc. (a)	39,700	1,429,994
TOTAL UNITED STATES OF AMERICA		14,088,320
TOTAL COMMON STOCKS (Cost $337,458,655)		353,159,101
Nonconvertible Preferred Stocks - 4.1%

Brazil - 3.8%
Ambev SA sponsored ADR	736,080	4,813,963
Banco Bradesco SA (PN) sponsored ADR	295,532	3,111,952
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	55,851	2,137,418
Itau Unibanco Holding SA sponsored ADR	362,655	4,438,897
TOTAL BRAZIL		14,502,230
Colombia - 0.3%
Grupo Aval Acciones y Valores SA	2,232,243	1,284,473
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,843,239)		15,786,703
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	3,439,790	$ 3,439,790
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,491,920	1,491,920
TOTAL MONEY MARKET FUNDS (Cost $4,931,710)		4,931,710
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $362,233,604)		373,877,514
NET OTHER ASSETS (LIABILITIES) - 2.1%		7,932,844
NET ASSETS - 100%		$ 381,810,358
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,505,708 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 509
Fidelity Securities Lending Cash Central Fund	10,527
Total	$ 11,036
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 78,048,108	$ 44,810,268	$ 33,237,840	$ -
Consumer Staples	38,138,088	30,804,061	7,334,027	-
Energy	7,255,073	7,255,073	-	-
Financials	80,928,312	58,482,078	22,446,234	-
Health Care	19,711,991	11,267,358	8,444,633	-
Industrials	47,313,123	40,449,206	6,863,917	-
Information Technology	67,370,671	26,958,922	40,411,749	-
Materials	19,921,772	14,544,704	5,377,068	-
Telecommunication Services	7,898,044	7,898,044	-	-
Utilities	2,360,622	2,360,622	-	-
Money Market Funds	4,931,710	4,931,710	-	-
Total Investments in Securities:	$ 373,877,514	$ 249,762,046	$ 124,115,468	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 89,272,677
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $363,784,935. Net unrealized appreciation aggregated $10,092,579, of which $37,355,542 related to appreciated investment securities and $27,262,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813041.109

AEUR-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Austria - 1.2%
Andritz AG	3,900	$ 214,342
Erste Group Bank AG	7,235	263,511
TOTAL AUSTRIA		477,853
Bailiwick of Jersey - 1.3%
Informa PLC	22,672	192,689
Shire PLC	7,100	354,336
TOTAL BAILIWICK OF JERSEY		547,025
Belgium - 2.7%
Anheuser-Busch InBev SA NV	6,100	584,641
KBC Groupe SA	5,014	296,564
UCB SA	3,000	212,380
TOTAL BELGIUM		1,093,585
Bermuda - 0.3%
Bunge Ltd.	1,900	143,944
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S)	4,400	163,988
Canada - 0.4%
Suncor Energy, Inc.	5,400	177,406
Denmark - 0.6%
Coloplast A/S Series B (d)	3,100	232,595
Finland - 2.6%
Amer Group PLC (A Shares)	7,800	161,164
Kesko Oyj	4,612	170,247
Lassila & Tikahoja Oyj	8,907	176,950
Raisio Group PLC (V Shares)	21,434	130,086
Rakentajain Konevuokraamo Oyj (B Shares)	8,281	164,513
Sampo Oyj (A Shares)	5,500	255,545
TOTAL FINLAND		1,058,505
France - 13.5%
Atos Origin SA	2,674	234,021
AXA SA	18,600	489,174
BNP Paribas SA	8,995	696,958
Bureau Veritas SA	7,750	201,680
Christian Dior SA	2,600	475,848
GDF Suez	16,400	362,415
Ipsos SA	5,100	218,835
Kering SA (d)	1,300	259,578
Legrand SA	4,600	244,345
Common Stocks - continued
	Shares	Value
France - continued
Publicis Groupe SA	3,636	$ 322,577
Rexel SA	9,142	234,883
Sanofi SA	7,869	769,281
Total SA	17,104	975,812
TOTAL FRANCE		5,485,407
Germany - 13.8%
adidas AG	2,900	324,202
BASF AG	6,589	706,750
Bayer AG	5,500	726,133
Beiersdorf AG	1,900	188,192
Bijou Brigitte Modische Accessoires AG	1,200	119,651
CompuGroup Medical AG	6,100	162,485
Continental AG	1,500	323,182
CTS Eventim AG	3,506	179,164
Daimler AG (Germany)	6,844	573,491
Deutsche Boerse AG	3,400	261,791
Deutsche Post AG	9,804	339,426
Deutsche Wohnen AG (a)	9,952	180,932
ElringKlinger AG	3,061	113,283
GEA Group AG	5,318	249,491
HeidelbergCement Finance AG	3,200	238,450
KION Group AG (a)	4,877	223,310
Linde AG	2,000	378,985
MLP AG	23,300	178,712
Wacker Chemie AG	1,309	155,854
TOTAL GERMANY		5,623,484
Ireland - 2.5%
CRH PLC	300	7,721
CRH PLC	10,523	270,509
DCC PLC (United Kingdom)	3,500	159,088
Greencore Group PLC	50,500	206,878
Kingspan Group PLC (United Kingdom)	9,800	187,024
Ryanair Holdings PLC sponsored ADR (a)	3,700	174,825
TOTAL IRELAND		1,006,045
Italy - 3.6%
Astaldi SpA (d)	18,300	174,373
Azimut Holding SpA	6,200	179,614
Banca Popolare dell'Emilia Romagna Scrl (a)	13,200	124,887
Lottomatica SpA	6,200	188,980
MARR SpA	12,993	205,377
Common Stocks - continued
	Shares	Value
Italy - continued
Prada SpA	22,000	$ 161,377
Prysmian SpA	8,100	198,170
World Duty Free SpA (a)	15,271	222,025
TOTAL ITALY		1,454,803
Netherlands - 1.4%
ING Groep NV (Certificaten Van Aandelen) (a)	12,200	161,125
Koninklijke Philips Electronics NV	11,500	398,983
TOTAL NETHERLANDS		560,108
Norway - 1.3%
DNB ASA	15,400	260,287
Telenor ASA	13,400	277,928
TOTAL NORWAY		538,215
Portugal - 0.3%
Banco Espirito Santo SA (Reg.) (a)	68,200	103,939
Russia - 0.4%
Magnit OJSC GDR (Reg. S)	3,100	163,525
South Africa - 0.4%
Naspers Ltd. Class N	1,800	183,972
Spain - 1.9%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	4,500	84,665
Criteria CaixaCorp SA	68,082	417,791
Repsol YPF SA	10,823	253,696
TOTAL SPAIN		756,152
Sweden - 3.0%
AF AB (B Shares)	4,871	157,623
Investment AB Kinnevik (B Shares)	4,300	168,813
Nordea Bank AB	27,200	364,111
Svenska Handelsbanken AB (A Shares)	6,800	323,424
Swedish Match Co. AB	7,200	211,008
TOTAL SWEDEN		1,224,979
Switzerland - 12.1%
Adecco SA (Reg.)	2,766	217,674
Aryzta AG	3,230	254,189
Baloise Holdings AG	1,930	230,966
Nestle SA	20,703	1,500,374
Partners Group Holding AG	791	187,488
Roche Holding AG (participation certificate)	4,729	1,297,475
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG (participation certificate)	1,643	$ 238,300
Syngenta AG (Switzerland)	862	304,745
UBS AG	25,481	505,398
Vontobel Holdings AG	5,170	194,734
TOTAL SWITZERLAND		4,931,343
United Kingdom - 29.4%
Aberdeen Asset Management PLC	30,753	197,568
Associated British Foods PLC	5,700	254,402
Babcock International Group PLC	11,800	269,632
Barclays PLC	142,894	637,916
BG Group PLC	25,682	431,474
BHP Billiton PLC	20,902	615,326
British American Tobacco PLC (United Kingdom)	16,200	773,027
BT Group PLC	72,600	457,168
Bunzl PLC	9,600	219,046
Cineworld Group PLC (d)	23,006	133,881
Cineworld Group PLC rights 2/13/14 (a)	7,361	14,884
Compass Group PLC	20,400	305,341
Dechra Pharmaceuticals PLC	13,900	160,294
Diageo PLC	18,063	535,680
Galliford Try PLC	8,810	169,883
GlaxoSmithKline PLC	31,500	809,682
HSBC Holdings PLC (United Kingdom)	23,730	243,511
ICAP PLC	36,556	232,265
IMI PLC	8,800	216,561
ITV PLC	89,300	288,463
Jazztel PLC (a)	17,100	210,356
Kingfisher PLC	42,700	259,439
London Stock Exchange Group PLC	7,700	232,908
Meggitt PLC	27,820	235,755
Mondi PLC	11,231	170,410
Next PLC	2,600	267,134
Partnership Assurance Group PLC	26,251	139,474
Prudential PLC	25,196	507,200
Rolls-Royce Group PLC	19,596	382,379
Royal Dutch Shell PLC Class B (United Kingdom)	18,019	659,084
Schroders PLC	4,600	186,553
SIG PLC	38,559	124,366
Smith & Nephew PLC	17,400	250,297
St. James's Place Capital PLC	13,500	170,883
Taylor Wimpey PLC	99,301	183,156
Common Stocks - continued
	Shares	Value
United Kingdom - continued
The Go-Ahead Group PLC	4,659	$ 151,417
Unite Group PLC	28,500	191,996
Vodafone Group PLC	161,500	598,474
WM Morrison Supermarkets PLC	29,950	118,114
TOTAL UNITED KINGDOM		12,005,399
United States of America - 2.1%
Amgen, Inc.	1,486	176,760
Beam, Inc.	2,200	183,260
Colgate-Palmolive Co.	2,702	165,443
Oracle Corp.	5,600	206,640
Philip Morris International, Inc.	1,800	140,652
TOTAL UNITED STATES OF AMERICA		872,755
TOTAL COMMON STOCKS (Cost $35,445,803)		38,805,027
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG	2,000	507,246
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	2,637,780	4,336
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $445,224)		511,582
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	1,224,809	$ 1,224,809
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	674,675	674,675
TOTAL MONEY MARKET FUNDS (Cost $1,899,484)		1,899,484
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $37,790,511)		41,216,093
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(452,198)
NET ASSETS - 100%		$ 40,763,895
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 384
Fidelity Securities Lending Cash Central Fund	2,815
Total	$ 3,199
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,064,227	$ 6,064,227	$ -	$ -
Consumer Staples	5,929,039	2,535,317	3,393,722	-
Energy	2,497,472	862,576	1,634,896	-
Financials	8,586,038	6,530,888	2,055,150	-
Health Care	5,151,718	1,670,647	3,481,071	-
Industrials	5,728,375	5,329,392	398,983	-
Information Technology	604,649	604,649	-	-
Materials	2,848,750	1,650,449	1,198,301	-
Telecommunication Services	1,543,926	488,284	1,055,642	-
Utilities	362,415	362,415	-	-
Money Market Funds	1,899,484	1,899,484	-	-
Total Investments in Securities:	$ 41,216,093	$ 27,998,328	$ 13,217,765	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,039,296
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $37,860,776. Net unrealized appreciation aggregated $3,355,317, of which $4,273,369 related to appreciated investment securities and $918,052 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813039.109

AGLO-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 0.2%
Perpetual Trustees Australia Ltd.	6,023	$ 247,887
Bailiwick of Jersey - 0.7%
Delphi Automotive PLC	1,600	97,424
Genel Energy PLC (a)	11,500	185,835
Regus PLC	38,700	133,282
Shire PLC	5,300	264,504
TOTAL BAILIWICK OF JERSEY		681,045
Belgium - 0.5%
KBC Ancora (a)	4,910	186,677
Melexis NV	7,700	266,790
TOTAL BELGIUM		453,467
Bermuda - 2.4%
Brilliance China Automotive Holdings Ltd.	184,000	282,027
China Gas Holdings Ltd.	148,000	207,022
Future Bright Holdings Ltd.	696,000	394,446
GasLog Ltd.	4,500	94,320
Invesco Ltd.	10,000	332,500
Man Wah Holdings Ltd.	176,400	322,636
Nam Cheong Ltd.	950,000	237,028
NewOcean Energy Holdings Ltd.	344,000	293,320
Silverlake Axis Ltd. Class A	360,000	244,800
TOTAL BERMUDA		2,408,099
Brazil - 0.6%
BB Seguridade Participacoes SA	19,600	184,365
Kroton Educacional SA	11,800	180,331
Linx SA	4,400	79,950
Smiles SA	11,100	154,685
Totvs SA	100	1,314
TOTAL BRAZIL		600,645
British Virgin Islands - 0.5%
Amira Nature Foods Ltd. (a)(d)	17,000	323,340
Mail.Ru Group Ltd. GDR (Reg. S)	3,600	134,172
TOTAL BRITISH VIRGIN ISLANDS		457,512
Canada - 7.6%
AltaGas Ltd.	5,900	219,419
Bellatrix Exploration Ltd. (a)	31,700	227,130
Black Diamond Group Ltd.	9,100	244,954
Canadian Energy Services & Tech Credit	11,900	241,045
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Natural Resources Ltd.	12,700	$ 416,435
Canadian Pacific Railway Ltd.	1,200	181,915
Canam Group, Inc. Class A (sub. vtg.)	17,900	220,666
Canfor Corp. (a)	7,500	193,064
Canyon Services Group, Inc. (d)	17,000	164,238
CI Financial Corp.	6,000	187,367
Constellation Software, Inc.	1,900	408,285
Descartes Systems Group, Inc. (a)	13,550	194,658
Gildan Activewear, Inc.	5,700	303,898
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	19,100	265,985
Linamar Corp.	6,200	238,147
Magna International, Inc. Class A (sub. vtg.)	3,100	263,309
MDC Partners, Inc. Class A	6,350	152,591
Methanex Corp.	7,800	466,494
Peyto Exploration & Development Corp.	8,200	240,312
Premium Brands Holdings Corp.	12,400	254,847
Raging River Exploration, Inc. (a)	35,500	221,526
RMP Energy, Inc. (a)	31,300	172,835
Stantec, Inc.	3,100	188,658
Suncor Energy, Inc.	14,100	463,227
Tourmaline Oil Corp. (a)	6,100	257,912
Valeant Pharmaceuticals International (Canada) (a)	4,700	637,765
Vermilion Energy, Inc.	4,400	242,252
Xtreme Drilling & Coil Services Corp. (a)	122,300	406,294
TOTAL CANADA		7,675,228
Cayman Islands - 3.0%
Airtac International Group	14,000	126,151
Bloomage BioTechnology Corp. Ltd.	52,500	141,667
Changshouhua Food Co. Ltd.	215,000	258,926
China Medical System Holdings Ltd.	256,000	293,465
China State Construction International Holdings Ltd.	144,000	261,521
Cimc Enric Holdings Ltd.	168,000	270,053
GCL-Poly Energy Holdings Ltd. (a)	202,000	68,688
Kingsoft Corp. Ltd.	86,000	281,911
Nagacorp Ltd.	180,000	171,797
New Oriental Education & Technology Group, Inc. sponsored ADR	8,900	261,126
Pacific Textile Holdings Ltd.	85,000	120,650
Sino Biopharmaceutical Ltd.	148,000	125,433
Springland International Holdings Ltd.	291,000	134,934
Tencent Holdings Ltd.	3,230	226,114
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Towngas China Co. Ltd.	227,000	$ 265,191
Xinyi Solar Holdings Ltd. (a)	262,000	55,007
TOTAL CAYMAN ISLANDS		3,062,634
China - 0.9%
AviChina Industry & Technology Co. Ltd. (H Shares)	380,000	222,211
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	314,000	205,456
China Longyuan Power Grid Corp. Ltd. (H Shares)	151,000	181,656
China Oilfield Services Ltd. (H Shares)	46,000	123,239
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	55,000	92,377
Huaneng Renewables Corp. Ltd. (H Shares)	146,000	60,929
TOTAL CHINA		885,868
Denmark - 2.0%
Coloplast A/S Series B	3,800	285,117
GN Store Nordic A/S	9,600	227,663
Pandora A/S	12,400	709,833
SimCorp A/S	9,100	333,083
Spar Nord Bank A/S	57,300	513,716
TOTAL DENMARK		2,069,412
Faroe Islands - 0.2%
Bakkafrost	14,700	218,950
Finland - 1.0%
Olvi PLC (A Shares)	6,900	257,312
PK Cables OY	15,800	494,166
Pohjola Bank PLC (A Shares)	14,300	281,582
TOTAL FINLAND		1,033,060
France - 2.3%
Altran Technologies SA	27,900	255,048
Bollore (d)	180	97,106
Bollore (a)	2	1,033
Groupe Crit	5,500	272,977
Havas SA	33,200	260,467
Medica SA	8,600	246,475
Sartorius Stedim Biotech	1,500	267,751
Societe Generale Series A	6,500	368,896
Sopra Group SA	2,600	285,754
SR Teleperformance SA	4,400	257,548
TOTAL FRANCE		2,313,055
Common Stocks - continued
	Shares	Value
Germany - 5.9%
Aareal Bank AG (a)	4,420	$ 162,981
adidas AG	3,300	368,919
AURELIUS AG	6,900	260,104
Bechtle AG	3,700	273,013
Beiersdorf AG	1,200	118,858
Bertrandt AG	1,800	267,892
Biotest AG	2,593	284,041
CANCOM AG	7,200	321,665
Continental AG	3,400	732,546
CTS Eventim AG	7,363	376,266
Deutz AG (a)	25,000	248,667
Grenkeleasing AG	2,500	232,920
INDUS Holding AG	6,332	251,032
Isra Vision AG	2,200	118,626
Jenoptik AG	23,600	397,548
Krones AG	3,500	279,970
LPKF Laser & Electronics AG	9,800	258,265
MLP AG	14,200	108,915
Nemetschek AG	3,700	263,233
Open Business Club AG	2,300	261,810
RIB Software AG	18,200	211,099
Stada Arzneimittel AG	4,600	219,560
TOTAL GERMANY		6,017,930
Hong Kong - 0.3%
Galaxy Entertainment Group Ltd. (a)	20,000	196,553
Hang Lung Properties Ltd.	33,000	91,598
TOTAL HONG KONG		288,151
India - 2.8%
Alembic Pharmaceuticals Ltd. (a)	40,210	142,564
Aurobindo Pharma Ltd.	57,269	431,299
Bharat Heavy Electricals Ltd.	37,465	103,236
Britannia Industries Ltd.	17,340	244,181
Divi's Laboratories Ltd.	7,113	149,318
Eicher Motors Ltd.	100	7,410
Max India Ltd.	10,923	33,111
MindTree Consulting Ltd.	4,910	111,893
Motherson Sumi Systems Ltd.	137,430	447,577
Mundra Port and SEZ Ltd.	27,432	64,277
Rallis India Ltd.	92,410	240,824
Supreme Industries Ltd. (a)	18,292	125,395
Common Stocks - continued
	Shares	Value
India - continued
Tata Consultancy Services Ltd.	5,420	$ 193,623
Tech Mahindra Ltd. (a)	10,138	288,787
Torrent Pharmaceuticals Ltd.	15,262	131,419
Wipro Ltd.	8,270	75,797
Zee Entertainment Enterprises Ltd.	15,988	67,940
TOTAL INDIA		2,858,651
Indonesia - 0.1%
Sri Rejeki Isman Tbk PT	5,100,200	122,840
Ireland - 1.0%
Actavis PLC (a)	1,200	226,776
Eaton Corp. PLC	2,500	182,725
Greencore Group PLC	2,100	8,603
Jazz Pharmaceuticals PLC (a)	2,800	424,648
Perrigo Co. PLC	800	124,528
Trinity Biotech PLC sponsored ADR	3,141	81,540
TOTAL IRELAND		1,048,820
Israel - 1.2%
CaesarStone Sdot-Yam Ltd.	5,500	249,260
Delta Galil Industries Ltd.	11,500	336,253
Ituran Location & Control Ltd.	6,000	131,407
Sarine Technologies Ltd.	80,000	128,057
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,900	397,207
TOTAL ISRAEL		1,242,184
Italy - 1.1%
Banca IFIS SpA	40,100	653,321
Brembo SpA	18,800	487,334
TOTAL ITALY		1,140,655
Japan - 6.7%
Amada Co. Ltd.	9,000	72,817
Astellas Pharma, Inc.	4,300	265,732
Credit Saison Co. Ltd.	1,900	46,450
Emori & Co. Ltd. (d)	19,300	396,324
F@N Communications, Inc.	3,700	148,251
Fuji Seal International, Inc.	7,400	245,737
Fujitec Co. Ltd.	22,000	270,548
GMO Internet, Inc.	19,300	235,388
H.I.S. Co. Ltd.	6,600	359,282
Haseko Corp. (a)	66,700	496,488
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Capital Corp.	5,000	$ 124,458
Iriso Electronics Co. Ltd.	5,700	261,141
Iwatsuka Confectionary Co. Ltd.	1,300	72,137
Japan Aviation Electronics Industry Ltd.	21,000	318,211
KDDI Corp.	5,600	308,348
Kubota Corp.	15,000	230,869
NSK Ltd.	19,000	213,039
OBIC Co. Ltd.	13,000	401,335
Okabe Co. Ltd.	20,900	261,917
Roland Corp.	16,900	225,512
Ryoyo Electro Corp.	15,500	163,881
Sasebo Heavy Industries Co. Ltd. (a)	100	132
Seven & i Holdings Co., Ltd.	6,800	268,049
Stanley Electric Co. Ltd.	10,900	246,247
Temp Holdings Co., Ltd.	9,400	281,148
Trans Cosmos, Inc.	13,500	282,226
TS tech Co. Ltd.	6,700	247,083
Yaskawa Electric Corp.	15,000	203,938
Yusen Logistics Co. Ltd.	14,300	170,591
TOTAL JAPAN		6,817,279
Kenya - 0.2%
Safaricom Ltd.	1,254,400	159,519
Korea (South) - 3.3%
AMOREPACIFIC Corp.	133	123,747
Chong Kun Dang Pharmaceutical Corp. (a)	1,584	100,545
CJ O Shopping Co. Ltd.	495	183,590
Cosmax, Inc.	2,468	123,909
Coway Co. Ltd.	2,422	155,362
FINETEC Corp. (a)	23,956	222,496
Grand Korea Leisure Co. Ltd.	3,350	126,880
Halla Visteon Climate Control Corp.	3,600	130,189
Hanjin Kal Corp. (a)	7,700	166,453
Hanssem Co. Ltd.	4,360	209,750
I-Sens, Inc.	3,352	135,967
Interojo Co. Ltd.	7,971	156,952
Korea Aerospace Industries Ltd.	4,240	124,096
Korea Electric Terminal Co. Ltd.	3,670	139,969
LG Hausys Ltd.	909	130,710
LG Home Shopping, Inc.	992	253,072
Loen Entertainment, Inc.	7,688	132,674
Paradise Co. Ltd.	5,432	136,925
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Seoul Semiconductor Co. Ltd.	5,964	$ 251,833
SK Hynix, Inc. (a)	3,580	123,477
Suheung Capsule Co. Ltd.	3,290	108,667
Wonik IPS Co. Ltd. (a)	13,286	120,659
TOTAL KOREA (SOUTH)		3,357,922
Malaysia - 1.2%
Cahya Mata Sarawak Bhd	33,600	74,476
Daya Materials Bhd	1,054,800	126,992
Globetronics Technology Bhd	174,200	170,759
Matrix Concepts Holdings Bhd	214,100	228,992
My E.G.Services Bhd	273,600	217,784
Power Root Bhd	246,700	158,035
SapuraKencana Petroleum Bhd (a)	86,800	113,723
Supermax Corp. Bhd	138,700	120,530
TOTAL MALAYSIA		1,211,291
Mexico - 0.3%
Megacable Holdings S.A.B. de CV unit	75,500	272,385
Netherlands - 0.8%
Arcadis NV	7,300	261,004
LyondellBasell Industries NV Class A	1,700	133,892
NXP Semiconductors NV (a)	5,400	261,090
Yandex NV (a)	4,750	174,563
TOTAL NETHERLANDS		830,549
New Zealand - 0.5%
Fisher & Paykel Healthcare Corp.	77,296	253,131
Kathmandu Holdings Ltd.	82,065	208,171
Summerset Group Holdings Ltd.	7,901	22,361
TOTAL NEW ZEALAND		483,663
Nigeria - 0.2%
Dangote Cement PLC	86,030	124,021
Zenith Bank PLC	801,261	114,775
TOTAL NIGERIA		238,796
Norway - 0.8%
Cermaq ASA	25,100	255,900
Salmar ASA (a)	23,400	286,095
SpareBank 1 SR-Bank ASA (primary capital certificate) (a)	27,700	268,067
TOTAL NORWAY		810,062
Common Stocks - continued
	Shares	Value
Poland - 0.5%
CD Projekt RED SA (a)	55,448	$ 322,626
LPP SA	70	195,431
TOTAL POLAND		518,057
Portugal - 0.2%
Mota Engil Sgps SA	25,900	163,444
Russia - 0.4%
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	14,900	161,218
Vozrozhdenie Bank	15,600	200,046
TOTAL RUSSIA		361,264
Singapore - 0.6%
Ezion Holdings Ltd.	70,000	123,190
OSIM International Ltd.	92,000	170,331
SIIC Environment Holdings Ltd. (a)	2,006,000	291,513
TOTAL SINGAPORE		585,034
South Africa - 1.0%
Coronation Fund Managers Ltd.	33,800	242,256
FirstRand Ltd.	27,600	77,299
Invicta Holdings Ltd.	10,900	120,384
Mr Price Group Ltd.	7,700	95,090
MTN Group Ltd.	3,700	65,762
Naspers Ltd. Class N	1,440	147,178
Pioneer Foods Ltd.	23,100	182,322
Super Group Ltd. (a)	49,700	121,438
TOTAL SOUTH AFRICA		1,051,729
Spain - 1.4%
Amadeus IT Holding SA Class A	6,500	257,342
Atresmedia Corporacion de Medios de Comunicacion SA (a)	8,400	158,041
Grifols SA	5,500	285,179
Let's Gowex SA	12,000	281,609
Melia Hotels International SA (d)	33,500	435,549
TOTAL SPAIN		1,417,720
Sweden - 1.4%
AarhusKarlshamn AB	2,500	152,868
AF AB (B Shares)	7,200	232,988
Fagerhult AB	8,100	270,767
H&M Hennes & Mauritz AB (B Shares)	5,730	246,993
Common Stocks - continued
	Shares	Value
Sweden - continued
Net Entertainment NE AB	12,400	$ 282,489
Sweco AB (B Shares)	18,000	261,013
TOTAL SWEDEN		1,447,118
Switzerland - 2.1%
Autoneum Holding AG	2,620	453,692
Belimo Holding AG (Reg.)	90	250,350
Komax Holding AG (Reg.)	1,717	269,296
Pentair Ltd.	1,600	118,928
Siegfried Holding AG	1,507	269,270
TE Connectivity Ltd.	7,700	435,127
u-blox Holding AG	2,770	351,348
TOTAL SWITZERLAND		2,148,011
Taiwan - 1.4%
Advantech Co. Ltd.	36,000	224,518
Largan Precision Co. Ltd.	5,000	191,745
TECO Electric & Machinery Co. Ltd.	120,000	130,173
Ton Yi Industrial Corp.	88,000	86,700
Topoint Technology Co. Ltd.	238,903	162,973
Ttfb Co. Ltd.	13,000	128,249
Tung Thih Electronic Co. Ltd.	49,000	140,284
Yungtay Engineering Co. Ltd.	82,000	224,169
Zinwell Corp.	101,000	126,609
TOTAL TAIWAN		1,415,420
Thailand - 0.4%
Kce Electronics PCL	636,200	437,959
MC Group PCL	21,000	8,436
TOTAL THAILAND		446,395
United Kingdom - 5.5%
Babcock International Group PLC	9,700	221,647
Barratt Developments PLC	45,500	283,183
Bellway PLC	9,800	250,353
Clinigen Group PLC	34,100	329,615
easyJet PLC	11,900	321,606
Hikma Pharmaceuticals PLC	18,344	362,170
Hilton Food Group PLC	48,900	369,779
Innovation Group PLC (a)	483,700	266,377
James Fisher and Sons PLC	12,800	293,114
Mears Group PLC	17,100	134,650
Persimmon PLC	12,400	267,647
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	12,967	$ 261,028
Quindell PLC (a)	2,174,000	1,081,086
Redrow PLC	57,300	306,135
Standard Chartered PLC (United Kingdom)	12,038	245,387
Synergy Health PLC	12,800	271,230
Ted Baker PLC	8,647	304,339
TOTAL UNITED KINGDOM		5,569,346
United States of America - 34.5%
3M Co.	500	64,095
AbbVie, Inc.	10,700	526,761
Abraxas Petroleum Corp. (a)	188,700	598,179
Aceto Corp.	31,500	671,580
Activision Blizzard, Inc.	7,000	119,910
AFLAC, Inc.	1,500	94,170
Alliance Data Systems Corp. (a)	2,070	496,096
American Express Co.	3,600	306,072
American International Group, Inc.	1,100	52,756
American Public Education, Inc. (a)	5,800	245,514
Amgen, Inc.	5,100	606,645
AmSurg Corp. (a)	4,600	192,050
Apache Corp.	800	64,208
Archer Daniels Midland Co.	3,800	150,024
Argan, Inc.	31,100	883,551
Bank of America Corp.	24,800	415,400
Barrett Business Services, Inc.	800	62,728
Biogen Idec, Inc. (a)	400	125,056
Boise Cascade Co.	2,400	73,176
Bonanza Creek Energy, Inc. (a)	5,000	203,550
Boston Scientific Corp. (a)	17,100	231,363
Brinker International, Inc.	10,900	527,124
Brocade Communications Systems, Inc. (a)	26,900	251,246
CAI International, Inc. (a)	100	2,069
Capital One Financial Corp.	7,000	494,270
Caterpillar, Inc.	2,800	262,948
CBIZ, Inc. (a)	71,800	617,480
CBS Corp. Class B	9,350	549,032
Celgene Corp. (a)	600	91,158
Century Casinos, Inc. (a)	84,700	559,020
Columbus McKinnon Corp. (NY Shares) (a)	15,000	370,800
Commerce Bancshares, Inc.	4,865	211,482
Comverse, Inc. (a)	10,700	385,628
Common Stocks - continued
	Shares	Value
United States of America - continued
Crimson Wine Group Ltd. (a)	8,413	$ 69,071
Cross Country Healthcare, Inc. (a)	28,900	312,120
CST Brands, Inc.	8,500	271,405
Cummins, Inc.	2,700	342,846
CVS Caremark Corp.	8,900	602,708
Dollar General Corp. (a)	3,700	208,384
Dril-Quip, Inc. (a)	2,100	211,176
Dun & Bradstreet Corp.	4,400	484,000
Dynamic Materials Corp.	11,700	255,411
eBay, Inc. (a)	6,100	324,520
Electronic Arts, Inc. (a)	6,600	174,240
EMC Corp.	20,100	487,224
Enanta Pharmaceuticals, Inc.	3,200	117,056
EnerSys	1,700	115,702
Enservco Corp. (a)	71,800	161,550
EPAM Systems, Inc. (a)	6,500	265,850
Esterline Technologies Corp. (a)	2,400	247,080
Euronet Worldwide, Inc. (a)	8,200	351,452
Facebook, Inc. Class A (a)	1,200	75,084
FedEx Corp.	900	119,988
Fidelity National Information Services, Inc.	9,000	456,300
Fiesta Restaurant Group, Inc. (a)	1,870	80,354
FleetCor Technologies, Inc. (a)	1,400	148,848
Foot Locker, Inc.	3,300	127,380
G-III Apparel Group Ltd. (a)	7,000	489,790
Generac Holdings, Inc.	9,900	476,487
Gentex Corp.	5,200	168,428
Global Brass & Copper Holdings, Inc.	13,200	228,228
Google, Inc. Class A (a)	1,355	1,600,217
Grand Canyon Education, Inc. (a)	2,800	122,696
Greatbatch, Inc. (a)	3,700	157,287
Hanover Insurance Group, Inc.	4,200	233,226
Harley-Davidson, Inc.	3,100	191,239
Harman International Industries, Inc.	5,200	537,836
HCA Holdings, Inc. (a)	4,500	226,215
Houston Wire & Cable Co.	1,223	16,180
Huntington Bancshares, Inc.	25,900	234,913
Illinois Tool Works, Inc.	1,200	94,644
Integrated Silicon Solution, Inc. (a)	6,900	81,213
Jacobs Engineering Group, Inc. (a)	5,900	358,189
Jarden Corp. (a)	4,850	293,183
Johnson Controls, Inc.	5,400	249,048
Common Stocks - continued
	Shares	Value
United States of America - continued
Jones Lang LaSalle, Inc.	2,200	$ 251,372
JTH Holding, Inc. Class A (a)	17,000	445,060
Kelly Services, Inc. Class A (non-vtg.)	3,300	79,134
Lam Research Corp. (a)	3,600	182,196
Las Vegas Sands Corp.	5,600	428,512
Manitowoc Co., Inc.	11,000	312,950
Manpower, Inc.	4,700	366,130
Marten Transport Ltd.	18,800	358,516
Matador Resources Co. (a)	12,200	237,168
Matrix Service Co. (a)	14,600	383,688
McGraw-Hill Companies, Inc.	4,200	319,368
McKesson Corp.	200	34,882
Mentor Graphics Corp.	1,020	21,216
MetLife, Inc.	7,400	362,970
Morgan Stanley	10,600	312,806
Murphy U.S.A., Inc.	6,975	270,212
NVIDIA Corp.	6,400	100,480
Orchids Paper Products Co.	11,000	342,650
Papa John's International, Inc.	4,000	192,520
PDF Solutions, Inc. (a)	18,300	433,710
priceline.com, Inc. (a)	675	772,801
QUALCOMM, Inc.	2,900	215,238
Ruth's Hospitality Group, Inc.	33,700	441,133
Sapient Corp. (a)	17,000	272,510
SEI Investments Co.	6,700	228,202
Skyworks Solutions, Inc. (a)	10,400	314,600
Southwest Airlines Co.	13,300	278,635
Stryker Corp.	400	31,040
Super Micro Computer, Inc. (a)	40,000	822,400
Tenneco, Inc. (a)	8,900	505,876
Textron, Inc.	6,800	241,400
The Blackstone Group LP	9,700	317,675
Time Warner, Inc.	5,100	320,433
Total System Services, Inc.	9,100	271,908
TripAdvisor, Inc. (a)	800	61,752
TrueBlue, Inc. (a)	5,700	139,821
U.S. Bancorp	3,100	123,163
Ubiquiti Networks, Inc. (a)	1,400	57,680
Union Pacific Corp.	1,600	278,784
United Therapeutics Corp. (a)	3,800	389,956
Vantiv, Inc. (a)	3,900	118,326
Verizon Communications, Inc.	2,700	129,654
Common Stocks - continued
	Shares	Value
United States of America - continued
Viacom, Inc. Class B (non-vtg.)	7,500	$ 615,750
WESCO International, Inc. (a)	1,300	107,848
West Corp.	8,900	205,768
TOTAL UNITED STATES OF AMERICA		34,971,802
US Virgin Islands - 0.7%
Altisource Asset Management Corp. (a)	490	493,920
Altisource Residential Corp. Class B	7,000	210,000
TOTAL US VIRGIN ISLANDS		703,920
TOTAL COMMON STOCKS (Cost $86,172,552)		99,806,819
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (b)	1,670,376	1,670,376
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,126,004	1,126,004
TOTAL MONEY MARKET FUNDS (Cost $2,796,380)		2,796,380
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $88,968,932)		102,603,199
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,138,372)
NET ASSETS - 100%		$ 101,464,827
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 126
Fidelity Securities Lending Cash Central Fund	3,590
Total	$ 3,716
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,047,367	$ 18,850,485	$ 4,196,882	$ -
Consumer Staples	4,842,311	3,852,253	990,058	-
Energy	6,358,885	6,121,972	236,913	-
Financials	10,444,570	9,535,755	908,815	-
Health Care	10,684,011	8,676,514	2,007,497	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Industrials	$ 18,111,480	$ 14,524,779	$ 3,586,701	$ -
Information Technology	21,245,167	16,287,580	4,957,587	-
Materials	2,916,369	1,868,225	1,048,144	-
Telecommunication Services	944,892	636,544	308,348	-
Utilities	1,211,767	920,254	291,513	-
Money Market Funds	2,796,380	2,796,380	-	-
Total Investments in Securities:	$ 102,603,199	$ 84,070,741	$ 18,532,458	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 5,595,957
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $89,074,973. Net unrealized appreciation aggregated $13,528,226, of which $14,983,371 related to appreciated investment securities and $1,455,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund:
Class A
Class T
Class C
Institutional Class

January 31, 2014

1.938156.101

AGED-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 1.9%
AMA Group Ltd.	61,429	$ 16,382
Australia & New Zealand Banking Group Ltd.	1,946	51,258
GUD Holdings Ltd.	6,610	36,288
Telstra Corp. Ltd.	13,015	58,578
TOTAL AUSTRALIA		162,506
Bailiwick of Jersey - 0.9%
Wolseley PLC	1,429	77,099
Belgium - 0.7%
Anheuser-Busch InBev SA NV	600	57,506
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	880	64,924
Constellation Software, Inc.	350	75,210
Fairfax Financial Holdings Ltd. (sub. vtg.)	90	34,634
Potash Corp. of Saskatchewan, Inc.	1,140	35,743
Suncor Energy, Inc.	2,060	67,677
TOTAL CANADA		278,188
Cayman Islands - 0.1%
Springland International Holdings Ltd.	13,000	6,028
Denmark - 1.2%
Novo Nordisk A/S Series B	1,450	57,440
Spar Nord Bank A/S	4,800	43,034
TOTAL DENMARK		100,474
France - 3.8%
Arkema SA	497	53,048
Bureau Veritas SA	2,427	63,158
Edenred SA	1,491	41,666
Sanofi SA	1,165	113,892
Total SA	1,070	61,045
TOTAL FRANCE		332,809
Germany - 2.3%
AURELIUS AG	2,199	82,894
Siemens AG	920	116,393
TOTAL GERMANY		199,287
Hong Kong - 0.7%
HKT Trust/HKT Ltd. unit	63,000	60,454
Ireland - 3.6%
Accenture PLC Class A	1,314	104,962
Common Stocks - continued
	Shares	Value
Ireland - continued
FBD Holdings PLC	2,500	$ 60,017
Greencore Group PLC	18,161	74,398
Irish Continental Group PLC unit	1,900	70,982
TOTAL IRELAND		310,359
Israel - 1.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,600	93,293
Japan - 3.9%
Japan Tobacco, Inc.	4,000	123,478
KDDI Corp.	900	49,556
Leopalace21 Corp. (a)	5,400	28,153
Monex Group, Inc.	8,700	36,606
Nippon Telegraph & Telephone Corp.	1,100	58,874
Workman Co. Ltd.	1,100	41,201
TOTAL JAPAN		337,868
Kenya - 0.4%
Safaricom Ltd.	301,000	38,277
Korea (South) - 0.8%
Coway Co. Ltd.	526	33,741
LG Telecom Ltd. (a)	3,330	33,751
TOTAL KOREA (SOUTH)		67,492
Luxembourg - 0.1%
Altice S.A. (a)	300	11,564
Netherlands - 3.6%
Exact Holdings NV	2,300	73,843
Koninklijke Philips Electronics NV	3,268	113,381
LyondellBasell Industries NV Class A	843	66,395
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,500	55,968
TOTAL NETHERLANDS		309,587
Norway - 1.4%
Gjensidige Forsikring ASA	3,500	67,073
Telenor ASA	2,600	53,926
TOTAL NORWAY		120,999
Panama - 0.9%
Copa Holdings SA Class A	568	74,238
Singapore - 0.5%
United Overseas Bank Ltd.	3,000	46,910
Common Stocks - continued
	Shares	Value
South Africa - 1.7%
Astral Foods Ltd.	6,100	$ 47,981
Lewis Group Ltd.	9,200	49,364
Reunert Ltd.	9,300	53,457
TOTAL SOUTH AFRICA		150,802
Spain - 2.9%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	3,600	67,732
Grifols SA ADR	3,703	146,676
Inditex SA	281	41,954
TOTAL SPAIN		256,362
Sweden - 5.0%
Intrum Justitia AB	3,240	91,492
Nordea Bank AB	9,790	131,053
Svenska Cellulosa AB (SCA) (B Shares)	2,060	58,642
Svenska Handelsbanken AB (A Shares)	3,310	157,431
TOTAL SWEDEN		438,618
Switzerland - 3.1%
Roche Holding AG (participation certificate)	577	158,309
UBS AG	4,080	80,924
Vontobel Holdings AG	770	29,003
TOTAL SWITZERLAND		268,236
Taiwan - 0.8%
Chipbond Technology Corp.	15,000	22,840
Far EasTone Telecommunications Co. Ltd.	24,000	47,091
TOTAL TAIWAN		69,931
United Kingdom - 9.7%
British American Tobacco PLC (United Kingdom)	2,796	133,419
Dunelm Group PLC	2,550	38,671
Ensco PLC Class A	897	45,182
GlaxoSmithKline PLC	3,382	86,932
Hilton Food Group PLC	9,904	74,893
Imperial Tobacco Group PLC	1,234	45,095
Reckitt Benckiser Group PLC	736	55,208
Royal Dutch Shell PLC Class A (United Kingdom)	17	589
Taylor Wimpey PLC	29,598	54,592
The Restaurant Group PLC	8,966	90,204
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	36,104	$ 133,791
WH Smith PLC	5,113	87,667
TOTAL UNITED KINGDOM		846,243
United States of America - 39.6%
AbbVie, Inc.	1,588	78,177
Access Midstream Partners LP	785	43,999
American Tower Corp.	1,093	88,402
Amgen, Inc.	1,201	142,859
Apple, Inc.	300	150,180
Cedar Fair LP (depositary unit)	1,584	78,788
Chemtura Corp. (a)	1,600	40,128
Chevron Corp.	1,188	132,616
Comcast Corp. Class A	3,013	164,058
Community Trust Bancorp, Inc.	1,477	59,848
ConocoPhillips Co.	1,579	102,556
CVB Financial Corp.	4,439	66,230
Danaher Corp.	725	53,933
Dr. Pepper Snapple Group, Inc.	1,617	77,422
Dun & Bradstreet Corp.	566	62,260
Eli Lilly & Co.	934	50,445
FedEx Corp.	410	54,661
H&R Block, Inc.	2,185	66,424
Hubbell, Inc. Class B	907	105,874
ITC Holdings Corp.	929	96,152
Johnson & Johnson	1,033	91,390
Johnson Controls, Inc.	1,001	46,166
JPMorgan Chase & Co.	3,266	180,809
Lakeland Financial Corp.	1,332	48,791
Liberty Interactive Corp. Series A (a)	2,497	66,695
Lorillard, Inc.	1,214	59,753
MasterCard, Inc. Class A	787	59,560
Microsoft Corp.	3,517	133,118
MPLX LP	785	36,118
National Penn Bancshares, Inc.	3,771	39,143
ONEOK, Inc.	434	29,725
Psychemedics Corp.	2,162	33,100
Sempra Energy	662	61,374
Time Warner, Inc.	905	56,861
TransDigm Group, Inc.	366	61,133
U.S. Bancorp	3,289	130,672
United Technologies Corp.	1,274	145,261
Common Stocks - continued
	Shares	Value
United States of America - continued
Valero Energy Partners LP	100	$ 3,555
VF Corp.	2,187	127,830
Visa, Inc. Class A	458	98,667
Wells Fargo & Co.	3,772	171,022
Western Gas Partners LP	681	40,492
TOTAL UNITED STATES OF AMERICA		3,436,247
TOTAL COMMON STOCKS (Cost $7,463,897)		8,151,377
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Volkswagen AG (Cost $90,551)	400	101,449
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.10% (b) (Cost $496,348)	496,348	496,348
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,050,796)		8,749,174
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(67,895)
NET ASSETS - 100%		$ 8,681,279
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,272,095	$ 1,144,483	$ 127,612	$ -
Consumer Staples	1,021,980	651,609	370,371	-
Energy	533,829	472,195	61,634	-
Financials	1,633,907	1,390,056	243,851	-
Health Care	959,220	542,647	416,573	-
Industrials	1,184,988	955,214	229,774	-
Information Technology	718,380	695,540	22,840	-
Materials	195,314	195,314	-	-
Telecommunication Services	545,862	164,221	381,641	-
Utilities	187,251	187,251	-	-
Money Market Funds	496,348	496,348	-	-
Total Investments in Securities:	$ 8,749,174	$ 6,894,878	$ 1,854,296	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 326,854
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $8,063,426. Net unrealized appreciation aggregated $685,748, of which $918,569 related to appreciated investment securities and $232,821 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813045.109

AICAP-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 2.8%
Amcor Ltd.	45,172	$ 423,727
Ansell Ltd.	18,418	308,738
Carsales.com Ltd.	45,957	362,651
CSL Ltd.	8,809	542,211
DuluxGroup Ltd.	77,619	363,590
Flight Centre Trvl Group Ltd.	9,242	383,004
Ramsay Health Care Ltd.	9,196	353,099
realestate.com.au Ltd.	10,175	361,622
SEEK Ltd.	32,670	354,633
Sydney Airport unit	107,557	370,947
TOTAL AUSTRALIA		3,824,222
Bailiwick of Jersey - 1.7%
Delphi Automotive PLC	6,100	371,429
Experian PLC	29,931	511,717
Shire PLC	10,500	524,018
Wolseley PLC	8,324	449,103
WPP PLC	24,900	522,716
TOTAL BAILIWICK OF JERSEY		2,378,983
Belgium - 1.0%
Anheuser-Busch InBev SA NV	9,480	908,590
KBC Groupe SA	7,232	427,753
TOTAL BELGIUM		1,336,343
Bermuda - 0.6%
Credicorp Ltd.	3,320	437,974
Signet Jewelers Ltd.	4,700	373,885
TOTAL BERMUDA		811,859
Brazil - 2.1%
BB Seguridade Participacoes SA	37,000	348,037
CCR SA	52,700	339,359
Cielo SA	15,060	400,893
Estacio Participacoes SA	43,600	338,032
Kroton Educacional SA	23,100	353,021
Qualicorp SA (a)	37,000	314,153
Souza Cruz SA	41,200	360,740
Ultrapar Participacoes SA	17,100	377,677
TOTAL BRAZIL		2,831,912
British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S)	9,100	339,157
Common Stocks - continued
	Shares	Value
Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,300	$ 464,800
AutoCanada, Inc.	10,600	374,985
Canadian National Railway Co.	11,900	636,910
Canadian Pacific Railway Ltd.	3,500	530,586
CGI Group, Inc. Class A (sub. vtg.) (a)	14,600	447,930
Cineplex, Inc.	9,230	335,471
Constellation Software, Inc.	1,750	376,052
Jean Coutu Group, Inc. Class A (sub. vtg.)	19,200	332,369
Valeant Pharmaceuticals International (Canada) (a)	4,700	637,765
TOTAL CANADA		4,136,868
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	2,200	344,300
Baoxin Auto Group Ltd.	356,500	298,469
Bitauto Holdings Ltd. ADR (a)	10,788	330,652
New Oriental Education & Technology Group, Inc. sponsored ADR	12,262	359,767
Sa Sa International Holdings Ltd.	374,000	357,920
Sands China Ltd.	64,400	496,450
SouFun Holdings Ltd. ADR	4,402	358,279
TOTAL CAYMAN ISLANDS		2,545,837
China - 0.3%
TravelSky Technology Ltd. (H Shares)	390,000	409,400
Denmark - 1.2%
Coloplast A/S Series B	5,200	390,160
Novo Nordisk A/S Series B sponsored ADR	24,100	956,047
Topdanmark A/S (a)	12,800	338,255
TOTAL DENMARK		1,684,462
Finland - 0.9%
Kone Oyj (B Shares)	10,800	439,892
Sampo Oyj (A Shares)	10,000	464,627
Tikkurila Oyj	13,450	337,404
TOTAL FINLAND		1,241,923
France - 5.2%
Air Liquide SA	4,620	580,729
Atos Origin SA	4,088	357,770
AXA SA	24,900	654,861
Bureau Veritas SA	13,900	361,722
Christian Dior SA	2,400	439,245
Dassault Systemes SA	3,100	367,549
Common Stocks - continued
	Shares	Value
France - continued
Essilor International SA	4,572	$ 459,571
Ingenico SA (d)	4,316	370,739
L'Oreal SA	3,500	575,895
Pernod Ricard SA	4,700	504,829
Publicis Groupe SA	5,900	523,433
Safran SA	7,200	512,333
Schneider Electric SA	7,839	633,185
Sodexo SA (d)	4,400	433,737
Zodiac Aerospace	2,444	430,816
TOTAL FRANCE		7,206,414
Germany - 6.2%
adidas AG	4,100	458,354
Bayer AG	8,800	1,161,808
Bayerische Motoren Werke AG (BMW)	6,014	655,538
Brenntag AG	2,500	431,584
CompuGroup Medical AG	11,800	314,315
Continental AG	2,600	560,183
CTS Eventim AG	7,157	365,739
Deutsche Post AG	16,071	556,396
Fresenius SE & Co. KGaA	3,300	514,725
GEA Group AG	8,881	416,648
Gerry Weber International AG (Bearer)	8,576	381,693
Henkel AG & Co. KGaA	5,803	564,761
Hugo Boss AG	3,000	379,929
Linde AG	3,100	587,426
Merck KGaA	2,600	403,787
OSRAM Licht AG (a)	6,072	355,784
ProSiebenSat.1 Media AG	9,700	435,513
TOTAL GERMANY		8,544,183
Hong Kong - 1.2%
AIA Group Ltd.	169,000	778,195
Galaxy Entertainment Group Ltd. (a)	46,000	452,072
Techtronic Industries Co. Ltd.	150,000	387,375
TOTAL HONG KONG		1,617,642
India - 3.3%
Amara Raja Batteries Ltd.	65,138	346,405
Axis Bank Ltd.	20,206	362,124
Bajaj Auto Ltd.	12,405	376,077
HCL Technologies Ltd.	18,349	427,985
HDFC Bank Ltd.	45,528	458,156
Common Stocks - continued
	Shares	Value
India - continued
Housing Development Finance Corp. Ltd.	37,395	$ 481,910
ITC Ltd.	94,210	489,005
Sun Pharmaceutical Industries Ltd.	43,672	410,280
Sun TV Ltd.	69,075	396,594
Tata Consultancy Services Ltd.	12,948	462,553
Yes Bank Ltd.	68,445	336,398
TOTAL INDIA		4,547,487
Indonesia - 1.7%
PT Bank Central Asia Tbk	482,500	391,632
PT Bank Rakyat Indonesia Tbk	615,800	420,826
PT Global Mediacom Tbk	2,299,500	347,386
PT Indocement Tunggal Prakarsa Tbk	222,900	409,287
PT Semen Gresik (Persero) Tbk	349,500	406,041
PT Surya Citra Media Tbk	1,446,000	313,705
TOTAL INDONESIA		2,288,877
Ireland - 1.9%
Accenture PLC Class A	5,000	399,400
Actavis PLC (a)	1,956	369,645
Covidien PLC	5,100	348,024
James Hardie Industries PLC CDI	33,854	382,641
Kerry Group PLC Class A	6,400	430,721
Kingspan Group PLC (Ireland)	16,800	320,953
Perrigo Co. PLC	2,100	326,886
TOTAL IRELAND		2,578,270
Italy - 1.8%
Assicurazioni Generali SpA	23,500	508,696
Azimut Holding SpA	13,900	402,684
Lottomatica SpA	11,886	362,293
Luxottica Group SpA	7,700	408,041
Pirelli & C. S.p.A.	3,800	61,296
Prada SpA	49,400	362,365
World Duty Free SpA (a)	25,622	372,518
TOTAL ITALY		2,477,893
Japan - 13.6%
Ain Pharmaciez, Inc.	7,800	384,843
Astellas Pharma, Inc.	8,400	519,104
Bridgestone Corp.	15,500	556,486
Chiyoda Corp.	23,000	353,568
Daikin Industries Ltd.	7,300	418,727
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	4,500	$ 425,065
DENSO Corp.	10,200	524,571
Dentsu, Inc.	10,700	419,724
East Japan Railway Co.	6,800	502,254
Fuji Heavy Industries Ltd.	19,000	517,969
Hitachi Ltd.	79,000	602,249
Hoya Corp.	16,400	453,194
Japan Tobacco, Inc.	19,900	614,302
JGC Corp.	11,000	414,834
Kansai Paint Co. Ltd.	29,000	391,719
KDDI Corp. ADR	43,200	596,160
Keyence Corp.	1,127	462,761
LIXIL Group Corp.	14,900	383,875
Makita Corp.	8,100	421,429
Miraca Holdings, Inc.	9,000	425,305
Misumi Group, Inc.	11,100	318,234
MS&AD Insurance Group Holdings, Inc.	19,200	444,849
Nakanishi, Inc.	2,300	344,546
Nippon Paint Co. Ltd.	24,000	394,492
Nippon Television Network Corp.	22,800	390,379
Nomura Research Institute Ltd.	12,700	417,397
OBIC Co. Ltd.	12,400	382,811
Omron Corp.	10,770	425,818
ORIX Corp.	32,200	488,414
Park24 Co. Ltd.	18,800	386,877
Rakuten, Inc.	26,600	435,247
Ship Healthcare Holdings, Inc.	9,400	359,110
SMC Corp.	1,800	450,816
SoftBank Corp.	11,300	818,084
Sumitomo Mitsui Trust Holdings, Inc.	101,000	479,157
Sumitomo Osaka Cement Co. Ltd.	113,000	422,501
Taiheiyo Cement Corp.	119,000	440,024
Tokio Marine Holdings, Inc.	15,300	446,732
Tsuruha Holdings, Inc.	4,200	392,974
TV Asahi Corp.	18,000	370,681
USS Co. Ltd.	28,200	385,259
Yahoo! Japan Corp.	69,100	390,089
TOTAL JAPAN		18,772,630
Kenya - 0.2%
Safaricom Ltd.	2,682,400	341,114
Common Stocks - continued
	Shares	Value
Luxembourg - 0.8%
Altice S.A. (a)	8,200	$ 316,076
Brait SA	85,580	369,770
RTL Group SA	3,104	378,447
TOTAL LUXEMBOURG		1,064,293
Mexico - 1.0%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	5,520	498,125
Grupo Financiero Banorte S.A.B. de CV Series O	64,100	404,615
Grupo Televisa SA de CV (CPO) sponsored ADR	16,500	479,490
TOTAL MEXICO		1,382,230
Netherlands - 0.9%
European Aeronautic Defence and Space Co. (EADS) NV	8,100	574,736
ING Groep NV (Certificaten Van Aandelen) (a)	52,903	698,690
TOTAL NETHERLANDS		1,273,426
New Zealand - 0.2%
EBOS Group Ltd.	42,905	338,257
Nigeria - 0.5%
Dangote Cement PLC	200,034	288,368
Guaranty Trust Bank PLC	2,230,090	377,029
TOTAL NIGERIA		665,397
Norway - 0.5%
Gjensidige Forsikring ASA	18,200	348,782
Schibsted ASA (B Shares)	6,100	356,431
TOTAL NORWAY		705,213
Panama - 0.3%
Copa Holdings SA Class A	2,700	352,890
Philippines - 1.2%
Alliance Global Group, Inc.	680,300	406,306
Security Bank Corp.	150,456	378,005
SM Investments Corp.	26,445	410,590
SM Prime Holdings, Inc.	1,150,650	393,567
TOTAL PHILIPPINES		1,588,468
Russia - 0.3%
Magnit OJSC GDR (Reg. S)	8,395	442,836
South Africa - 2.1%
Aspen Pharmacare Holdings Ltd.	16,700	376,924
Life Healthcare Group Holdings Ltd.	118,100	377,210
Common Stocks - continued
	Shares	Value
South Africa - continued
Mr Price Group Ltd.	28,500	$ 351,957
Nampak Ltd.	111,500	348,102
Naspers Ltd. Class N	7,000	715,447
Pinnacle Technology Holdings Ltd.	181,998	350,516
Shoprite Holdings Ltd.	27,800	357,023
TOTAL SOUTH AFRICA		2,877,179
Spain - 1.1%
Amadeus IT Holding SA Class A	12,300	486,970
Grifols SA ADR	11,500	455,515
Inditex SA	3,542	528,824
TOTAL SPAIN		1,471,309
Sweden - 3.1%
ASSA ABLOY AB (B Shares)	9,606	479,464
Atlas Copco AB (A Shares)	19,800	537,961
Elekta AB (B Shares)	26,600	387,749
Hexagon AB (B Shares)	13,400	425,640
Investment AB Kinnevik (B Shares)	10,500	412,217
Nordea Bank AB	47,162	631,332
Svenska Cellulosa AB (SCA) (B Shares)	16,300	464,015
Svenska Handelsbanken AB (A Shares)	10,000	475,624
Swedbank AB (A Shares)	18,200	475,877
TOTAL SWEDEN		4,289,879
Switzerland - 2.8%
Compagnie Financiere Richemont SA Series A	7,269	674,666
DKSH Holding AG	5,411	368,532
Schindler Holding AG (Reg.)	3,240	476,360
SGS SA (Reg.)	190	430,232
Sika AG (Bearer)	135	444,913
Swatch Group AG (Bearer)	810	482,882
Syngenta AG (Switzerland)	1,720	608,075
TE Connectivity Ltd.	7,300	412,523
TOTAL SWITZERLAND		3,898,183
Thailand - 0.8%
Airports of Thailand PCL (For. Reg.)	74,300	385,411
BEC World PCL (For. Reg.)	180,200	254,557
Kasikornbank PCL (For. Reg.)	82,300	423,441
TOTAL THAILAND		1,063,409
Common Stocks - continued
	Shares	Value
Turkey - 0.3%
TAV Havalimanlari Holding A/S	55,000	$ 412,391
United Kingdom - 16.6%
Aberdeen Asset Management PLC	61,000	391,886
Ashtead Group PLC	28,840	374,303
Associated British Foods PLC	10,900	486,488
Aveva Group PLC	9,952	351,742
Babcock International Group PLC	17,400	397,594
Berkeley Group Holdings PLC	9,259	393,764
British American Tobacco PLC (United Kingdom)	19,993	954,021
British Sky Broadcasting Group PLC	33,600	483,859
BT Group PLC	101,800	641,043
Bunzl PLC	17,500	399,303
Burberry Group PLC	17,700	421,325
Capita Group PLC	28,000	452,697
Cineworld Group PLC	53,000	308,429
Compass Group PLC	38,900	582,244
Croda International PLC	11,700	463,915
Daily Mail & General Trust PLC Class A	22,905	362,039
Diageo PLC sponsored ADR	7,736	928,707
Diploma PLC	29,890	341,496
easyJet PLC	15,000	405,386
Elementis PLC	84,339	354,792
Filtrona PLC	28,800	392,721
Galiform PLC	67,458	380,811
Halma PLC	40,800	401,421
IMI PLC	17,000	418,356
InterContinental Hotel Group PLC ADR	13,366	433,593
Intertek Group PLC	8,600	400,375
ITV PLC	133,900	432,532
Johnson Matthey PLC	8,678	460,927
Legal & General Group PLC	125,535	444,308
Meggitt PLC	51,200	433,884
Mondi PLC	24,700	374,778
Next PLC	4,800	493,170
Oxford Instruments PLC	13,300	366,220
Persimmon PLC	18,300	394,995
Prudential PLC	37,207	748,983
Reckitt Benckiser Group PLC	8,400	630,094
Rightmove PLC	9,200	382,937
Rolls-Royce Group PLC	30,924	603,423
Rotork PLC	8,500	344,019
Royal Mail PLC	40,400	397,153
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	13,300	$ 599,070
Schroders PLC	9,900	401,495
Senior Engineering Group PLC	74,300	364,715
Spectris PLC	9,200	336,053
Spirax-Sarco Engineering PLC	7,000	336,013
Sports Direct International PLC (a)	31,300	351,946
St. James's Place Capital PLC	31,519	398,968
Taylor Wimpey PLC	200,150	369,168
The Restaurant Group PLC	34,715	349,256
Travis Perkins PLC	14,700	420,235
Whitbread PLC	7,513	463,272
TOTAL UNITED KINGDOM		22,819,924
United States of America - 15.7%
Affiliated Managers Group, Inc. (a)	1,800	358,632
AMETEK, Inc.	7,700	380,534
Amphenol Corp. Class A	4,304	373,932
AutoZone, Inc. (a)	700	346,542
BlackRock, Inc. Class A	1,220	366,573
BorgWarner, Inc.	6,790	364,623
Carlyle Group LP	10,200	355,062
CBS Corp. Class B	6,560	385,203
Colgate-Palmolive Co.	5,760	352,685
Comcast Corp. Class A	6,700	364,815
Computer Sciences Corp.	6,500	392,665
Danaher Corp.	4,969	369,644
Discovery Communications, Inc. Class A (a)	4,500	359,010
Dun & Bradstreet Corp.	3,300	363,000
Ecolab, Inc.	3,570	358,928
Estee Lauder Companies, Inc. Class A	5,188	356,623
Fidelity National Information Services, Inc.	7,273	368,741
Fiserv, Inc. (a)	6,709	376,039
FMC Corp.	5,101	360,284
Google, Inc. Class A (a)	320	377,910
Home Depot, Inc.	4,780	367,343
Honeywell International, Inc.	3,902	355,979
Kansas City Southern	3,691	389,733
KKR & Co. LP	14,800	356,828
Las Vegas Sands Corp.	4,616	353,216
Live Nation Entertainment, Inc. (a)	17,913	381,010
Lorillard, Inc.	6,900	339,618
Lowe's Companies, Inc.	7,400	342,546
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	4,800	$ 363,264
McGraw-Hill Companies, Inc.	4,904	372,900
McKesson Corp.	2,100	366,261
Mead Johnson Nutrition Co. Class A	4,659	358,231
Mettler-Toledo International, Inc. (a)	1,500	369,450
Mohawk Industries, Inc. (a)	2,400	341,232
Monsanto Co.	3,100	330,305
Moody's Corp.	4,900	365,442
Mylan, Inc. (a)	8,205	372,589
NIKE, Inc. Class B	4,800	349,680
Oaktree Capital Group LLC Class A	5,630	328,848
Philip Morris International, Inc.	4,642	362,726
PPG Industries, Inc.	1,980	361,073
Precision Castparts Corp.	1,453	370,152
priceline.com, Inc. (a)	260	297,671
ResMed, Inc.	7,800	340,158
Rockwell Automation, Inc.	3,200	367,488
Roper Industries, Inc.	2,700	370,548
Sherwin-Williams Co.	2,000	366,520
The Blackstone Group LP	11,450	374,988
The Boeing Co.	2,700	338,202
The Walt Disney Co.	5,093	369,803
Thermo Fisher Scientific, Inc.	3,300	379,962
Time Warner, Inc.	5,600	351,848
TJX Companies, Inc.	6,000	344,160
Twenty-First Century Fox, Inc. Class A	11,400	362,748
Union Pacific Corp.	2,000	348,480
United Technologies Corp.	3,281	374,100
Viacom, Inc. Class B (non-vtg.)	4,405	361,651
Visa, Inc. Class A	1,700	366,231
W.R. Grace & Co. (a)	3,849	363,038
Yahoo!, Inc. (a)	10,000	360,200
TOTAL UNITED STATES OF AMERICA		21,667,667
TOTAL COMMON STOCKS (Cost $118,638,600)		136,228,427
Nonconvertible Preferred Stocks - 0.7%

Brazil - 0.4%
Ambev SA sponsored ADR	83,400	545,436
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.3%
Sartorius AG (non-vtg.)	3,067	$ 407,235
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $814,222)		952,671
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.10% (b)	2,065,278	2,065,278
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	888,318	888,318
TOTAL MONEY MARKET FUNDS (Cost $2,953,596)		2,953,596
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $122,406,418)		140,134,694
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,536,107)
NET ASSETS - 100%		$ 137,598,587
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 149
Fidelity Securities Lending Cash Central Fund	2,736
Total	$ 2,885
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,869,315	$ 27,428,013	$ 6,441,302	$ -
Consumer Staples	13,699,527	9,955,792	3,743,735	-
Energy	377,677	377,677	-	-
Financials	19,750,207	13,143,830	6,606,377	-
Health Care	14,154,607	10,368,196	3,786,411	-
Industrials	26,601,272	21,493,262	5,108,010	-
Information Technology	14,999,696	10,612,188	4,387,508	-
Materials	11,016,320	6,774,223	4,242,097	-
Telecommunication Services	2,712,477	1,253,350	1,459,127	-
Money Market Funds	2,953,596	2,953,596	-	-
Total Investments in Securities:	$ 140,134,694	$ 104,360,127	$ 35,774,567	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 8,903,305
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $122,808,053. Net unrealized appreciation aggregated $17,326,641, of which $20,386,811 related to appreciated investment securities and $3,060,170 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813050.109

OS-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (000s)
Australia - 2.8%
BHP Billiton Ltd.	211,768	$ 6,763
Carsales.com Ltd.	135,616	1,070
CSL Ltd.	90,036	5,542
Fortescue Metals Group Ltd.	208,017	965
G8 Education Ltd.	845,239	2,403
iSelect Ltd.	1,599,220	1,915
Macquarie Group Ltd.	41,347	1,951
TOTAL AUSTRALIA		20,609
Bailiwick of Jersey - 1.2%
Experian PLC	98,500	1,684
Glencore Xstrata PLC	526,430	2,791
WPP PLC	226,596	4,757
TOTAL BAILIWICK OF JERSEY		9,232
Belgium - 0.6%
Ageas	35,290	1,517
KBC Groupe SA	13,159	778
UCB SA	29,600	2,095
TOTAL BELGIUM		4,390
Bermuda - 0.8%
Clear Media Ltd.	1,278,000	1,169
Oriental Watch Holdings Ltd.	2,992,000	767
Signet Jewelers Ltd.	48,200	3,834
TOTAL BERMUDA		5,770
Brazil - 0.8%
Anhanguera Educacional Participacoes SA	244,200	1,285
BB Seguridade Participacoes SA	153,600	1,445
Cielo SA	128,080	3,409
TOTAL BRAZIL		6,139
British Virgin Islands - 0.8%
Gem Diamonds Ltd. (a)	408,700	1,067
Mail.Ru Group Ltd.:
GDR (e)	4,200	157
GDR (Reg. S)	123,800	4,614
TOTAL BRITISH VIRGIN ISLANDS		5,838
Common Stocks - continued
	Shares	Value (000s)
Canada - 0.4%
Bauer Performance Sports Ltd. (a)	23,000	$ 270
Entertainment One Ltd. (a)	492,300	2,512
TOTAL CANADA		2,782
Cayman Islands - 4.7%
58.com, Inc. ADR	42,100	1,583
Autohome, Inc. ADR Class A	15,500	503
Baidu.com, Inc. sponsored ADR (a)	42,600	6,667
Biostime International Holdings Ltd.	410,500	3,535
Bitauto Holdings Ltd. ADR (a)	47,500	1,456
Cimc Enric Holdings Ltd.	814,000	1,308
GCL-Poly Energy Holdings Ltd. (a)	5,181,000	1,762
Greatview Aseptic Pack Co. Ltd.	1,720,000	953
Hengdeli Holdings Ltd.	14,005,000	2,976
Qunar Cayman Islands Ltd. sponsored ADR (d)	16,300	424
SouFun Holdings Ltd. ADR (d)	48,100	3,915
Springland International Holdings Ltd.	1,164,000	540
Tencent Holdings Ltd.	132,000	9,241
TOTAL CAYMAN ISLANDS		34,863
China - 0.2%
TravelSky Technology Ltd. (H Shares)	1,450,000	1,522
Denmark - 1.6%
Danske Bank A/S	51,111	1,153
Novo Nordisk A/S:
Series B	14,315	567
Series B sponsored ADR	261,000	10,354
TOTAL DENMARK		12,074
France - 8.0%
AXA SA	49,558	1,303
AXA SA sponsored ADR	67,200	1,768
Beneteau SA (a)	86,400	1,319
BNP Paribas SA	62,616	4,852
Bollore	2,702	1,458
Bollore (a)	14	7
Danone SA	72,622	4,794
Edenred SA	49,400	1,380
Gameloft Se (a)	239,900	2,190
Groupe FNAC SA (a)	1	0*
Havas SA	255,800	2,007
Iliad SA	6,166	1,412
Common Stocks - continued
	Shares	Value (000s)
France - continued
Ipsos SA	57,360	$ 2,461
LVMH Moet Hennessy - Louis Vuitton SA	38,892	6,932
Pernod Ricard SA	35,600	3,824
Safran SA	52,800	3,757
Sanofi SA	80,690	7,888
Sanofi SA sponsored ADR	142,500	6,968
Societe Generale Series A	36,162	2,052
Total SA	47,000	2,681
TOTAL FRANCE		59,053
Germany - 4.2%
adidas AG	33,700	3,767
Allianz SE	31,366	5,214
Axel Springer Verlag AG	56,800	3,637
Bayer AG	55,540	7,333
Commerzbank AG (a)	23,500	400
CTS Eventim AG	29,359	1,500
Deutsche Bank AG	24,700	1,189
Deutsche Boerse AG	36,969	2,847
Linde AG	10,929	2,071
SAP AG	38,525	2,948
TOTAL GERMANY		30,906
Hong Kong - 1.2%
AIA Group Ltd.	970,800	4,470
Television Broadcasts Ltd.	679,100	4,247
TOTAL HONG KONG		8,717
India - 0.1%
INFO Edge India Ltd. (a)	65,395	517
Ireland - 3.0%
C&C Group PLC	1,318,900	7,471
CRH PLC	180,392	4,637
Glanbia PLC	157,200	2,286
Kingspan Group PLC (United Kingdom)	227,000	4,332
Paddy Power PLC (Ireland)	46,700	3,688
TOTAL IRELAND		22,414
Isle of Man - 0.3%
Playtech Ltd.	184,213	2,088
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	$ 1,965
SodaStream International Ltd. (a)(d)	33,900	1,239
TOTAL ISRAEL		3,204
Italy - 1.5%
Assicurazioni Generali SpA	71,400	1,546
Brunello Cucinelli SpA	4,900	134
Eni SpA	60,700	1,378
Eni SpA sponsored ADR (d)	22,300	1,012
Lottomatica SpA	36,500	1,113
Moleskine SpA (d)	565,200	1,297
Prada SpA	237,700	1,744
Tod's SpA	23,087	3,154
TOTAL ITALY		11,378
Japan - 18.3%
Cosmos Pharmaceutical Corp.	51,100	6,393
Daiwa Securities Group, Inc.	208,000	1,929
DENSO Corp.	33,000	1,697
Dentsu, Inc.	183,300	7,190
Fuji Media Holdings, Inc.	68,900	1,288
Hitachi Ltd.	886,000	6,754
Honda Motor Co. Ltd.	129,800	4,865
Japan Tobacco, Inc.	126,500	3,905
Jin Co. Ltd. (d)	73,400	2,520
JTEKT Corp.	97,900	1,441
Kakaku.com, Inc.	197,800	3,740
Keyence Corp.	16,800	6,898
Mitsubishi Corp.	152,100	2,797
Mitsubishi Electric Corp.	318,000	3,592
Mitsubishi UFJ Financial Group, Inc.	1,106,800	6,654
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	179,900	1,087
MS&AD Insurance Group Holdings, Inc.	75,400	1,747
NEXT Co. Ltd.	254,400	2,487
Nomura Holdings, Inc.	204,200	1,419
Nomura Holdings, Inc. sponsored ADR (d)	40,900	285
ORIX Corp.	582,000	8,828
Pigeon Corp.	15,400	701
Proto Corp.	36,500	510
Rakuten, Inc.	812,900	13,301
Shinsei Bank Ltd.	299,000	604
Ship Healthcare Holdings, Inc.	41,500	1,585
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
SMC Corp.	8,900	$ 2,229
SoftBank Corp.	163,800	11,859
Start Today Co. Ltd.	97,200	2,155
Sumitomo Mitsui Financial Group, Inc.	139,300	6,453
Suzuki Motor Corp.	54,400	1,410
THK Co. Ltd.	67,300	1,459
Tokio Marine Holdings, Inc.	59,300	1,731
Toyota Motor Corp.	133,900	7,662
Toyota Motor Corp. sponsored ADR	20,200	2,318
Yahoo! Japan Corp.	717,000	4,048
TOTAL JAPAN		135,541
Kenya - 0.0%
East African Breweries Ltd.	116,216	348
Korea (South) - 0.9%
Hotel Shilla Co.	42,593	3,028
Naver Corp.	2,307	1,441
Samsung Electronics Co. Ltd.	2,195	2,573
TOTAL KOREA (SOUTH)		7,042
Netherlands - 1.9%
AEGON NV	109,900	958
ASML Holding NV	17,757	1,503
ING Groep NV:
(Certificaten Van Aandelen) (a)	193,910	2,561
sponsored ADR (a)(d)	59,300	783
Koninklijke Philips Electronics NV	158,706	5,506
Yandex NV (a)	80,000	2,940
TOTAL NETHERLANDS		14,251
Nigeria - 0.2%
Guinness Nigeria PLC	395,662	540
Nigerian Breweries PLC (a)	673,311	648
TOTAL NIGERIA		1,188
Norway - 1.3%
DNB ASA	184,200	3,113
Schibsted ASA (B Shares)	107,300	6,270
Statoil ASA sponsored ADR	23,300	552
TOTAL NORWAY		9,935
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.6%
Alliance Global Group, Inc.	3,777,700	$ 2,256
Melco Crown Philippines Resort (a)	6,035,900	1,836
TOTAL PHILIPPINES		4,092
South Africa - 2.0%
Clicks Group Ltd.	117,290	599
Life Healthcare Group Holdings Ltd.	272,900	872
Naspers Ltd. Class N	127,600	13,042
TOTAL SOUTH AFRICA		14,513
Spain - 1.6%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	229,100	4,310
Banco Bilbao Vizcaya Argentaria SA	263,306	3,141
Banco Santander SA	3,207	28
Banco Santander SA (Spain)	137,903	1,186
Grifols SA ADR	79,380	3,144
TOTAL SPAIN		11,809
Sweden - 2.4%
Eniro AB (a)	189,700	1,417
Fenix Outdoor AB	9,900	411
Investment AB Kinnevik (B Shares)	135,500	5,320
Nordea Bank AB	249,400	3,339
Svenska Cellulosa AB (SCA) (B Shares)	213,200	6,069
Swedbank AB (A Shares)	51,612	1,350
TOTAL SWEDEN		17,906
Switzerland - 7.1%
Compagnie Financiere Richemont SA Series A	65,652	6,093
Credit Suisse Group AG	136,936	4,126
Credit Suisse Group AG sponsored ADR	11,300	341
Nestle SA	218,204	15,817
Sika AG (Bearer)	1,080	3,559
Swatch Group AG (Bearer)	12,750	7,601
Swiss Re Ltd.	19,790	1,711
Syngenta AG (Switzerland)	16,570	5,858
UBS AG	208,359	4,133
UBS AG (NY Shares)	108,277	2,151
Zurich Insurance Group AG	5,614	1,630
TOTAL SWITZERLAND		53,020
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.4%
MediaTek, Inc.	137,000	$ 1,824
Wowprime Corp.	85,000	1,375
TOTAL TAIWAN		3,199
Thailand - 0.3%
Thai Beverage PCL	4,673,000	2,004
United Kingdom - 17.5%
Aberdeen Asset Management PLC	352,500	2,265
Alabama Noor Hospitals Group PLC (a)	53,600	741
ASOS PLC (a)	17,100	1,760
Aviva PLC	184,200	1,348
Barclays PLC	1,171,848	5,231
Barclays PLC sponsored ADR	52,625	942
BG Group PLC	163,618	2,749
BHP Billiton PLC	121,504	3,577
BP PLC sponsored ADR	49,166	2,305
Brammer PLC	438,500	3,300
Burberry Group PLC	140,800	3,352
Dechra Pharmaceuticals PLC	73,200	844
Diageo PLC	231,700	6,871
Dunelm Group PLC	195,800	2,969
Foxtons Group PLC	194,600	1,122
GlaxoSmithKline PLC	168,000	4,318
Hays PLC	989,300	2,160
HSBC Holdings PLC sponsored ADR	183,891	9,469
Intertek Group PLC	62,300	2,900
ITV PLC	1,052,700	3,400
Johnson Matthey PLC	65,619	3,485
Legal & General Group PLC	392,976	1,391
Lloyds Banking Group PLC (a)	5,005,899	6,827
M&C Saatchi PLC	887,505	4,559
Perform Group PLC (a)	393,400	1,601
Prudential PLC	125,264	2,522
Reckitt Benckiser Group PLC	39,300	2,948
Rightmove PLC	28,000	1,165
Rio Tinto PLC	94,332	5,017
Rolls-Royce Group PLC	164,274	3,205
Royal Bank of Scotland Group PLC (a)	120,080	669
Royal Dutch Shell PLC:
Class A (United Kingdom)	152,100	5,269
Class B (United Kingdom)	158,266	5,789
SABMiller PLC	155,100	6,986
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	113,879	$ 2,321
Sthree PLC	190,600	1,202
Taylor Wimpey PLC	1,110,300	2,048
Travis Perkins PLC	178,500	5,103
Vodafone Group PLC	607,300	2,250
William Hill PLC	696,866	3,808
TOTAL UNITED KINGDOM		129,788
United States of America - 5.9%
BlackRock, Inc. Class A	5,300	1,592
Boston Beer Co., Inc. Class A (a)	1,600	333
Deckers Outdoor Corp. (a)(d)	42,900	3,344
Dunkin' Brands Group, Inc.	59,700	2,778
eBay, Inc. (a)	27,400	1,458
GNC Holdings, Inc.	43,100	2,203
Google, Inc. Class A (a)	7,000	8,267
LinkedIn Corp. (a)	7,700	1,657
MercadoLibre, Inc. (d)	22,100	2,132
Monsanto Co.	17,800	1,897
Nimble Storage, Inc.	1,100	48
priceline.com, Inc. (a)	3,700	4,236
Tiffany & Co., Inc.	47,200	3,927
TripAdvisor, Inc. (a)	26,100	2,015
Visa, Inc. Class A	27,700	5,967
Yahoo!, Inc. (a)	56,500	2,035
TOTAL UNITED STATES OF AMERICA		43,889
TOTAL COMMON STOCKS (Cost $555,174)		690,021
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Sartorius AG (non-vtg.)	16,700	2,217
Volkswagen AG	32,800	8,319
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,540)		10,536
Money Market Funds - 7.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	40,108,069	$ 40,108
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	12,786,645	12,787
TOTAL MONEY MARKET FUNDS (Cost $52,895)		52,895
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $615,609)		753,452
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(11,484)
NET ASSETS - 100%		$ 741,968
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $157,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	50
Total	$ 51
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 204,064	$ 150,258	$ 53,806	$ -
Consumer Staples	78,037	37,552	40,485	-
Energy	21,735	6,618	15,117	-
Financials	134,792	64,371	70,421	-
Health Care	54,468	34,568	19,900	-
Industrials	52,373	35,349	17,024	-
Information Technology	96,927	65,114	31,813	-
Materials	42,640	15,823	26,817	-
Telecommunication Services	15,521	1,412	14,109	-
Money Market Funds	52,895	52,895	-	-
Total Investments in Securities:	$ 753,452	$ 463,960	$ 289,492	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 38,027
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $629,548,000. Net unrealized appreciation aggregated $123,904,000, of which $166,162,000 related to appreciated investment securities and $42,258,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2014

1.813052.109

AVLF-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.9%
Johnson Controls, Inc.	5,903	$ 272,246
Automobiles - 1.2%
Ford Motor Co.	8,073	120,772
General Motors Co.	7,400	266,992
		387,764
Diversified Consumer Services - 0.4%
DeVry, Inc.	3,567	128,911
Media - 0.6%
DISH Network Corp. Class A (a)	3,406	192,030
Specialty Retail - 1.5%
Foot Locker, Inc.	4,700	181,420
Office Depot, Inc. (a)	61,700	301,713
		483,133
TOTAL CONSUMER DISCRETIONARY		1,464,084
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
PepsiCo, Inc.	1,800	144,648
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	2,290	155,079
Wal-Mart Stores, Inc.	5,142	384,005
		539,084
Food Products - 2.1%
Kraft Foods Group, Inc.	6,633	347,238
Mondelez International, Inc.	9,802	321,016
		668,254
Household Products - 1.7%
Procter & Gamble Co.	7,229	553,886
TOTAL CONSUMER STAPLES		1,905,872
ENERGY - 11.5%
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	1,800	135,018
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	1,673	134,994
Apache Corp.	9,768	783,980
Chevron Corp.	3,625	404,659
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	14,701	$ 1,354,844
Occidental Petroleum Corp.	9,637	843,912
		3,522,389
TOTAL ENERGY		3,657,407
FINANCIALS - 25.8%
Capital Markets - 6.2%
Ares Capital Corp.	14,414	255,272
Bank of New York Mellon Corp.	6,700	214,132
Carlyle Group LP	4,500	156,645
E*TRADE Financial Corp. (a)	19,890	398,198
Goldman Sachs Group, Inc.	1,683	276,214
Raymond James Financial, Inc.	5,941	302,456
State Street Corp.	5,432	363,672
		1,966,589
Commercial Banks - 6.3%
Fifth Third Bancorp	20,705	435,219
KeyCorp	36,781	469,326
U.S. Bancorp	7,571	300,796
Wells Fargo & Co.	13,326	604,201
Zions Bancorporation	7,354	211,428
		2,020,970
Consumer Finance - 2.0%
Capital One Financial Corp.	7,800	550,758
Springleaf Holdings, Inc.	3,400	81,464
		632,222
Diversified Financial Services - 7.3%
Bank of America Corp.	29,755	498,396
Citigroup, Inc.	19,625	930,814
JPMorgan Chase & Co.	16,425	909,288
		2,338,498
Insurance - 4.0%
Allstate Corp.	3,840	196,608
American International Group, Inc.	5,464	262,053
Fidelity National Financial, Inc. Class A	8,560	269,982
MetLife, Inc.	3,200	156,960
Reinsurance Group of America, Inc.	2,636	196,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	1,287	$ 108,803
XL Group PLC Class A	2,531	72,741
		1,263,977
TOTAL FINANCIALS		8,222,256
HEALTH CARE - 12.4%
Health Care Providers & Services - 2.0%
HCA Holdings, Inc. (a)	8,200	412,214
Humana, Inc.	2,200	214,060
		626,274
Pharmaceuticals - 10.4%
Merck & Co., Inc.	22,050	1,167,989
Pfizer, Inc.	42,078	1,279,171
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,400	62,482
Zoetis, Inc. Class A	26,397	801,413
		3,311,055
TOTAL HEALTH CARE		3,937,329
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.3%
Textron, Inc.	12,192	432,816
Air Freight & Logistics - 0.7%
FedEx Corp.	1,600	213,312
Industrial Conglomerates - 4.4%
General Electric Co.	56,149	1,411,023
Machinery - 1.1%
Caterpillar, Inc.	3,700	347,467
TOTAL INDUSTRIALS		2,404,618
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	22,500	210,150
Cisco Systems, Inc.	20,364	446,175
		656,325
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Apple, Inc.	600	$ 300,360
Hewlett-Packard Co.	7,258	210,482
		510,842
IT Services - 1.1%
EVERTEC, Inc.	8,600	207,518
Global Payments, Inc.	2,200	145,398
		352,916
Office Electronics - 0.8%
Xerox Corp.	23,801	258,241
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	16,099	479,106
Intel Corp.	20,462	502,137
		981,243
Software - 5.6%
Activision Blizzard, Inc.	36,026	617,125
Comverse, Inc. (a)	12,313	443,761
Symantec Corp.	17,398	372,491
Verint Systems, Inc. (a)	7,718	350,706
		1,784,083
TOTAL INFORMATION TECHNOLOGY		4,543,650
MATERIALS - 4.1%
Chemicals - 1.2%
The Dow Chemical Co.	8,041	365,946
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	4,875	200,363
Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	15,149	490,979
United States Steel Corp.	9,800	255,878
		746,857
TOTAL MATERIALS		1,313,166
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	31,033	1,034,020
Level 3 Communications, Inc. (a)	12,500	401,250
		1,435,270
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	4,285	$ 130,992
TOTAL TELECOMMUNICATION SERVICES		1,566,262
UTILITIES - 1.0%
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	10,622	248,555
Sempra Energy	839	77,784
		326,339
TOTAL COMMON STOCKS (Cost $27,032,997)		29,340,983
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 2/27/14 to 5/1/14 (c) (Cost $39,999)	$ 40,000	39,999
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $2,217,664)	2,217,664	2,217,664
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $29,290,660)		31,598,646
NET OTHER ASSETS (LIABILITIES) - 0.8%		260,564
NET ASSETS - 100%		$ 31,859,210
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
27 ICE Russell 1000 Value Index Contracts (United States)	March 2014	$ 2,401,650	$ (28,122)

The face value of futures purchased as a percentage of net assets is 7.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 608
Fidelity Securities Lending Cash Central Fund	48
Total	$ 656
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,464,084	$ 1,464,084	$ -	$ -
Consumer Staples	1,905,872	1,905,872	-	-
Energy	3,657,407	3,657,407	-	-
Financials	8,222,256	8,222,256	-	-
Health Care	3,937,329	3,937,329	-	-
Industrials	2,404,618	2,404,618	-	-
Information Technology	4,543,650	4,543,650	-	-
Materials	1,313,166	1,313,166	-	-
Telecommunication Services	1,566,262	1,566,262	-	-
Utilities	326,339	326,339	-	-
U.S. Government and Government Agency Obligations	39,999	-	39,999	-
Money Market Funds	2,217,664	2,217,664	-	-
Total Investments in Securities:	$ 31,598,646	$ 31,558,647	$ 39,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (28,122)	$ (28,122)	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $29,836,978. Net unrealized appreciation aggregated $1,761,668, of which $3,208,877 related to appreciated investment securities and $1,447,209 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014